UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: May 31, 2023

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Annual Report

May 31, 2023

Classes A, I, R and R6

◼	Voya Target In-Retirement Fund	◼	Voya Target Retirement 2045 Fund
◼	Voya Target Retirement 2025 Fund	◼	Voya Target Retirement 2050 Fund
◼	Voya Target Retirement 2030 Fund	◼	Voya Target Retirement 2055 Fund
◼	Voya Target Retirement 2035 Fund	◼	Voya Target Retirement 2060 Fund
◼	Voya Target Retirement 2040 Fund	◼	Voya Target Retirement 2065 Fund

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

Benchmark Descriptions

Index	Description
S&P Target Date Retirement Income Index	Seeks to represent asset allocations which target an immediate retirement horizon.
S&P Target Date 2025 Index, S&P Target
Date 2030 Index, S&P Target Date 2035 Index,
S&P Target Date 2040 Index, S&P Target
Date 2045 Index, S&P Target Date 2050 Index,
S&P Target Date 2055 Index, S&P Target Date
2060 Index, and S&P Target Date 2065+ Index	Each index seeks to represent the market consensus for asset allocations which target an approximate 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065 and beyond the 2065 retirement horizon, respectively.

Voya Target Retirement Funds	Portfolio Managers’ Report

The Voya Target Retirement Funds* consist of Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund, Voya Target Retirement 2065 Fund and Voya Target In-Retirement Fund (each a “Fund” or collectively, the “Funds”). Each Fund seeks to achieve its investment objective by investing in a combination of other funds (“Underlying Funds”). The Funds are managed by Paul Zemsky, CFA, Barbara Reinhard, CFA and Chief Investment Officer and Lanyon Blair, CFA, CAIA, Portfolio Managers*, of Voya Investment Management Co. LLC — the Sub-Adviser.

The Funds seek to achieve their respective investment objective by investing in a combination of Underlying Funds according to target allocations determined by the Sub-Adviser. With the exception of Voya Target In-Retirement Fund, the Funds are structured and managed around specific target retirement or financial goal dates (“target dates”). The target date for a Fund is the approximate year that an investor in a Fund would plan to make initial withdrawals from a Fund for retirement or other financial goals. The Funds’ target allocations will change over time, gliding down a path to gradually become more conservative as the Fund approaches its target date. As a Fund nears its target date, the target allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, whose target allocation among the Underlying Funds is approximately 35% equity securities and 65% debt instruments.

Portfolio Specifics: For the year ended May 31, 2023, each of the Funds underperformed its their respective primary prospectus benchmarks (see Average Annual Total Return tables). Both tactical asset allocation and manager selection were detractors.

Asset Allocation: At the beginning of the period, the Funds were underweight equity relative to fixed income. On average across Funds, equity sub-asset class allocations were overweight Japan and underweight U.S. large cap. Within fixed income, Funds were underweight high yield, with overweights to investment grade credit and U.S. government bonds.

In the third quarter of 2022, the Funds increased U.S. large cap and small cap equities. The large cap increase was funded by a further reduction to international developed equites, as the United States was the favorite region given its relatively insulated economic and geopolitical position, strong currency and generally healthier companies. Within the U.S., small caps have retraced all their stimulus driven gains and now trade at a discount to large caps. Given the severely oversold conditions, there is potential for an unwinding, and we believe small caps would disproportionally benefit from the bounce. Within fixed income, PMs lengthened duration across Funds by increasing exposure to long-term U.S. government bonds and reducing short-term bonds and cash. We believe declining energy and core goods prices, reduced shelter costs, softening labor market and decreased domestic demand will pull inflation down to the 4–5% range by the middle of next year. The necessary drop in nominal gross domestic product (“GDP”) or expectation thereof should weigh heavily on long dated yields. As a result, we extended duration in fixed income funds and maintain our preference for high-quality credit. Finally, toward the end of the quarter, the Funds closed the long Japan position, reallocating proceeds to U.S. large cap. The Bank of Japan (“BOJ”) has held firm in its policy of “unlimited” purchases of 10-year Japanese government bonds (“JGBs”) to keep the yield at or below 0.25%. As Treasury yields climb and the yen weakens, the BOJ seems to have only two options: eliminate or raise the yield cap, or intervene in currency markets to support the weakening yen. The BOJ has chosen the latter for now, but we are skeptical of its ability to defend the yen while maintaining yield curve control.

In early October, the near-date Funds added to U.S. Treasury Inflation-Protected Securities (“TIPS”). With the backup in real yields to the highest levels since 2009, a substantial underweighting to TIPS no longer appeared to be a good risk and reward with inflation breakeven declining to just above 2%. Later in the month, the Funds initiated a tactical overweight to U.S. large cap equities by selling short-term bonds. This was a short-term term trade that sought to capitalize on market momentum following promising evidence inflation was continuing to decline. This position was closed at a gain and reversed to an underweight in early November, as recession risks accumulated and fears deteriorating earnings would drive a sell-off into year-end. There was also a short-term tactical trade at the end of October to underweight emerging market (“EM”) equity and add to U.S. large caps due to increased tensions between Beijing and Washington related to Taiwan. However, in December, relations between the two superpowers seemed to improve such that an escalation of hostilities was much less likely. As a result, the brief EM equity underweight was closed by selling international developed equities. In our view, international developed equities were used as the source of funds because Europe looked increasingly unappealing after the strong rally in the first two months of the quarter and their still challenged fundamental outlook with the European Central Bank (“ECB”) struggling to contain inflation in the face of a gas embargo with Russia that is likely to continue for a multi-year period and local governments having spent their fiscal firepower on helping households meet their increased energy costs. Europe looks to have used a short-term patch to try and fix a long-term problem, which will likely pressure European equities in 2023. Additionally, the emerging and developing international stocks relationship looked to be making an important bottom that favored EM, as China reopens and refocuses on growth. Within fixed income, the Funds continue to hold a long duration posture as a hedge against equity beta in the event of a risk-off flight to safety and PM’s expectations that a weak growth environment will weigh down the back end of the yield curve.

In early January, the Funds added to U.S. mid cap and EM equity by reducing core fixed income. Risk appetite was overly depressed, which gave a contrarian signal that equities could still rally. China’s re-opening and favorable relative valuations offered a good adding point for EM equities and allocating to U.S. mid caps helped diversify away from U.S. large cap tech. In early February, prior to a big run-up in yields before the emergence of banking sector stress, the Funds reduced duration. Inflation appeared hotter than expected at the time, yields were approaching a resistance level and a more neutral duration posture was the prudent positioning, in our view. Later

Portfolio Managers’ Report	Voya Target Retirement Funds

in the month, core fixed income was reduced in favor of high yield. At the time, corporate balance sheets looked sturdy, recession didn’t appear imminent, and it looked like a good time to tactically add carry. During the second week of March, the Funds reduced core fixed income and added to U.S. large cap growth. U.S. interest rates were hitting the well-tested resistance point and PMs expected them to consolidate lower. At the same time, technology companies had been taking aggressive steps to cut costs and protect profits with slowing economic activity, which they believed would help growth stocks outperform bonds and other equity styles over the near-term.

Tactical asset allocation had a negative impact on performance during the period. The Funds’ underweights in equities detracted, as stocks outperformed bonds in the period. At a sub-asset class level, overweight to U.S. small cap, an underweight in international developed equities and an overweight to long duration U.S. government bonds were the primary detractors.

Underlying funds performance was a detractor from relative performance. The strategies that contributed most to excess returns in the period were Voya Multi-Manager Emerging Markets Equity Fund, Vanguard Short-Term Bond ETF, and Voya Intermediate Bond Fund. The biggest detractors in the period were Vanguard FTSE Developed Markets ETF, Voya Multi-Manager International Factors Fund and Voya Multi-Manager International Equity Fund.

Current Strategy and Outlook: Just over a year into one of the most aggressive U.S. Federal Reserve (the “Fed”) tightening cycles ever, in which the target interest rate has been increased from near zero to around 5%, financial stability — or the perceived lack thereof — has come to the forefront of policymakers’ and investors’ dashboards. The Fed’s theoretically simple but practically perplexing dual mandate of full employment and price stability has been made even more difficult by the sudden distress reverberating across certain segments the banking industry. While the Fed stepped in to provide banks with liquidity, we believe further weaking in the financial system is plausible.

Given this risk and the expected tightening of lending standards — particularly by smaller banks that have seen deposits dwindle — market participants now believe the hiking cycle is nearly over and cuts are coming in the back half of this year. This marks an abrupt change from the beginning of March. Absent a collapse in commercial real estate or some other systemic shock, we think the Fed is unlikely to lower interest rates any time soon with inflation roughly three times its target. Instead, we expect the Fed to raise rates one or two more times and then enter a holding pattern around 5.5%, hoping that the relatively restrictive monetary conditions continue to gradually cool demand and ultimately prices, without spurring a financial meltdown.

We believe the key to taming inflation lies in the service sector. Prices here have been sticky because labor markets remain tight and wages strong, helping support consumer spending. We do, however, see softening in these related areas. U.S. job openings have declined more than 10% since the start of the year and are fewer than 1.7 times the number of job seekers, which is down from more than two times late last year. The Atlanta Fed Wage Tracker shows median service sector wage growth declining steadily since August. Recent layoffs have been skewed towards white collar jobs, which tend to be higher paying. Combine that with lower net worth from falling financial asset prices and spending is likely to continue declining, in our view. What’s more, none of this recent data reflects the fallout from the banking industry issues. Together, in our opinion, these forces should weigh on services inflation. Whether inflation slows faster than the expected slowing in nominal gross domestic product (“GDP”) is unclear. If it does, we might be able to avoid an outright recession this year.

With the economy potentially headed for a contraction, in our view, it will be difficult for companies to grow revenue. Profit margins are also under attack from tighter financial conditions. Yet earnings estimates priced into stocks still forecast healthy growth for the full year. In our opinion, this appears overoptimistic given the current macro backdrop. However, there has been a lot of right-sizing of resources in the technology sector, which has been a leader this year. Earnings are going to struggle to meet estimates, but we think the trough will be earlier than sell-side forecasts and the market could look past the worst of it given that the earnings recession is already well understood by the buyside. Bond yields have declined significantly since the beginning of March, and we think inflation will fall below 4% faster than consensus estimates. As a result, equities could outperform in the near term.

Accordingly, we are tactically long U.S. large cap stocks with a tilt toward growth, which we think should receive a scarcity premium in this low growth world and could disproportionately benefit in the event of a reversal rally. Our medium-term view of U.S. stocks is less sanguine, so we are holding this position loosely. Our portfolios retain home-country biases with our largest underweight in international developed markets, primarily due to our unfavorable opinion of Europe. European stock markets dodged the winter weather bullet, but their unenviable situation appears little changed other than that they significantly outperformed over the last six months and the world seems to have gotten more comfortable with never-ending war in the eastern bloc, which makes us uncomfortable. Sticky inflation, declining money supply and back-to-back quarters of GDP contraction keep us from shifting our stances in the region. In our opinion, Japan looks better, but not great; after more than six years, it seems ready to abandon or significantly relax yield curve control. This would strengthen the yen but its impact on stocks is less obvious.

We prefer international EM stocks over international developed markets. Economic activity in China undoubtedly has picked up and may be one of the few global growth bright spots. Alibaba’s recent breakup suggests that the country’s hulking regulatory apparatus has evolved to limit local big-technology firms’ power while also preparing to release them back into growth mode. Nonetheless, we need more clarity around this and other simmering geopolitical matters to get confident with China. The other main driver of any broad EM investment is the direction of the U.S. dollar. The potential for an unwinding of recent U.S. dollar challenges, including

Voya Target Retirement Funds	Portfolio Managers’ Report

lower forward rate differentials and negative relative economic momentum could drive a reversal, but high starting valuations neutral positioning makes us believe the dollar trades in a fairly tight range this year versus a trade-weighted basket. However, positive growth differentials in developing countries and less of an inflation problem may help their currencies gain ground against it.

Real bond yields remain positive and present a compelling alternative to stocks. We are most drawn to corporate bonds which offer considerable carry at reasonable risk and complement our long U.S. equity positioning. We have been reducing our duration tactically as yields have moved lower this year with signs of disinflation taking hold. There are juicy income plays among borderline distressed areas such as low-quality commercial mortgage-backed securities, but we expect more defaults on the horizon. Overall yields appropriately compensate investors for the level of risk, but we believe it’s not a good time to get greedy.

*	Effective May 1, 2023, Lanyon Blair, CFA, CAIA was added as portfolio manager for the Fund. In addition, effective December 31, 2023, Paul Zemsky, CFA is retiring.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT FUNDS

Average Total Returns for the Year Ended May 31, 2023

Voya Target In-Retirement Fund, Class I	-1.56%
S&P Target Date Retirement Income Index	0.19%
Voya Target Retirement 2025 Fund, Class I	-1.51%
S&P Target Date 2025 Index	0.55%
Voya Target Retirement 2030 Fund, Class I	-1.34%
S&P Target Date 2030 Index	0.60%
Voya Target Retirement 2035 Fund, Class I	-0.93%
S&P Target Date 2035 Index	0.55%
Voya Target Retirement 2040 Fund, Class I	-0.60%
S&P Target Date 2040 Index	0.62%
Voya Target Retirement 2045 Fund, Class I	-0.28%
S&P Target Date 2045 Index	0.72%
Voya Target Retirement 2050 Fund, Class I	-0.21%
S&P Target Date 2050 Index	0.73%
Voya Target Retirement 2055 Fund, Class I	-0.31%
S&P Target Date 2055 Index	0.75%
Voya Target Retirement 2060 Fund, Class I	-0.21%
S&P Target Date 2060 Index	0.79%
Voya Target Retirement 2065 Fund, Class I	-0.20%
S&P Target Date 2065+ Index	0.75%

Target Asset Allocations as of May 31, 2023(1) (as a percentage of net assets)
Sub Asset Class	2065	2060	2055	2050	2045	2040	2035	2030	2025	Income
US Large Blend	53.00%	53.00%	53.00%	53.00%	51.00%	48.00%	43.00%	36.00%	31.00%	20.00%
US Mid Cap Blend	6.00%	6.00%	6.00%	6.00%	5.00%	5.00%	4.00%	4.00%	3.00%	2.00%
US Small Cap	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	3.00%	3.00%	2.00%	—
International	25.00%	25.00%	24.00%	24.00%	24.00%	22.00%	19.00%	16.00%	13.00%	7.00%
Emerging Markets	7.00%	7.00%	7.00%	7.00%	7.00%	6.00%	6.00%	5.00%	4.00%	4.00%
Core Fixed Income	5.00%	5.00%	6.00%	6.00%	7.00%	12.00%	21.00%	27.00%	31.00%	42.00%
High Yield	—	—	—	—	2.00%	3.00%	4.00%	5.00%	5.00%	5.00%
International Bonds	—	—	—	—	—	—	—	—	3.00%	3.00%
TIPS	—	—	—	—	—	—	—	2.00%	5.00%	8.00%
Short Duration	—	—	—	—	—	—	—	2.00%	3.00%	9.00%
Total Equity	95.00%	95.00%	94.00%	94.00%	91.00%	85.00%	75.00%	64.00%	53.00%	33.00%
Total Fixed Income	5.00%	5.00%	6.00%	6.00%	9.00%	15.00%	25.00%	36.00%	47.00%	67.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown.

Portfolio holdings are subject to change

VOYA TARGET IN-RETIREMENT FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2023
	1 Year	5 Year	10 Year
Including Sales Charge:
Class A(1)(2)	-7.53%	1.28%	2.87%
Class I	-1.56%	2.82%	3.78%
Class R(2)	-2.25%	2.21%	3.21%
Class R6(3)	-1.55%	2.85%	3.80%
Excluding Sales Charge:
Class A(2)	-1.88%	2.48%	3.48%
Class I	-1.56%	2.82%	3.78%
Class R(2)	-2.25%	2.21%	3.21%
Class R6(3)	-1.55%	2.85%	3.80%
S&P Target Date Retirement Income Index	0.19%	3.08%	3.66%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target In-Retirement Fund against the index indicated. The index is unmanaged, has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2025 FUND

Average Annual Total Returns for the Periods Ended May 31, 2023
	1 Year	5 Year	10 Year
Including Sales Charge:
Class A(1)(2)	-7.34%	2.76%	4.68%
Class I	-1.51%	4.19%	5.53%
Class R(2)	-2.01%	3.73%	5.04%
Class R6(3)	-1.41%	4.30%	5.60%
Excluding Sales Charge:
Class A(2)	-1.72%	3.98%	5.30%
Class I	-1.51%	4.19%	5.53%
Class R(2)	-2.01%	3.73%	5.04%
Class R6(3)	-1.41%	4.30%	5.60%
S&P Target Date 2025 Index	0.55%	4.59%	5.91%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2025 Fund against the index indicated. The index is unmanaged, has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2030 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2023
	1 Year	5 Year	10 Year
Including Sales Charge:
Class A(1)(2)	-7.29%	3.43%	5.40%
Class I	-1.34%	4.93%	6.30%
Class R(2)	-1.72%	4.41%	5.78%
Class R6(3)	-1.20%	4.97%	6.33%
Excluding Sales Charge:
Class A(2)	-1.60%	4.66%	6.03%
Class I	-1.34%	4.93%	6.30%
Class R(2)	-1.72%	4.41%	5.78%
Class R6(3)	-1.20%	4.97%	6.33%
S&P Target Date 2030 Index	0.60%	5.07%	6.48%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2030 Fund against the index indicated. The index is unmanaged, has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2035 FUND

Average Annual Total Returns for the Periods Ended May 31, 2023
	1 Year	5 Year	10 Year
Including Sales Charge:
Class A(1)(2)	-6.91%	4.04%	5.91%
Class I	-0.93%	5.63%	6.86%
Class R(2)	-1.44%	5.05%	6.30%
Class R6(3)	-0.93%	5.62%	6.86%
Excluding Sales Charge:
Class A(2)	-1.26%	5.27%	6.54%
Class I	-0.93%	5.63%	6.86%
Class R(2)	-1.44%	5.05%	6.30%
Class R6(3)	-0.93%	5.62%	6.86%
S&P Target Date 2035 Index	0.55%	5.58%	7.05%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2035 Fund against the index indicated. The index is unmanaged, has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2040 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2023
	1 Year	5 Year	10 Year
Including Sales Charge:
Class A(1)(2)	-6.54%	4.71%	6.54%
Class I	-0.60%	6.22%	7.44%
Class R(2)	-1.07%	5.69%	6.90%
Class R6(3)	-0.56%	6.28%	7.48%
Excluding Sales Charge:
Class A(2)	-0.81%	5.95%	7.17%
Class I	-0.60%	6.22%	7.44%
Class R(2)	-1.07%	5.69%	6.90%
Class R6(3)	-0.56%	6.28%	7.48%
S&P Target Date 2040 Index	0.62%	5.97%	7.45%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2040 Fund against the index indicated. The index is unmanaged, has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2045 FUND

Average Annual Total Returns for the Periods Ended May 31, 2023
	1 Year	5 Year	10 Year
Including Sales Charge:
Class A(1)(2)	-6.38%	5.01%	6.79%
Class I	-0.28%	6.61%	7.75%
Class R(2)	-0.95%	6.00%	7.17%
Class R6(3)	-0.36%	6.63%	7.77%
Excluding Sales Charge:
Class A(2)	-0.65%	6.25%	7.43%
Class I	-0.28%	6.61%	7.75%
Class R(2)	-0.95%	6.00%	7.17%
Class R6(3)	-0.36%	6.63%	7.77%
S&P Target Date 2045 Index	0.72%	6.21%	7.71%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2045 Fund against the index indicated. The index is unmanaged, has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2050 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2023
	1 Year	5 Year	10 Year
Including Sales Charge:
Class A(1)(2)	-6.35%	4.91%	6.76%
Class I	-0.21%	6.50%	7.71%
Class R(2)	-0.91%	5.89%	7.14%
Class R6(3)	-0.25%	6.53%	7.75%
Excluding Sales Charge:
Class A(2)	-0.63%	6.16%	7.40%
Class I	-0.21%	6.50%	7.71%
Class R(2)	-0.91%	5.89%	7.14%
Class R6(3)	-0.25%	6.53%	7.75%
S&P Target Date 2050 Index	0.73%	6.30%	7.91%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2050 Fund against the index indicated. The index is unmanaged, has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2055 FUND

Average Annual Total Returns for the Periods Ended May 31, 2023
	1 Year	5 Year	10 Year
Including Sales Charge:
Class A(1)(2)	-6.30%	4.95%	6.82%
Class I	-0.31%	6.56%	7.77%
Class R(2)	-0.83%	5.92%	7.18%
Class R6(3)	-0.25%	6.59%	7.81%
Excluding Sales Charge:
Class A(2)	-0.57%	6.21%	7.46%
Class I	-0.31%	6.56%	7.77%
Class R(2)	-0.83%	5.92%	7.18%
Class R6(3)	-0.25%	6.59%	7.81%
S&P Target Date 2055 Index	0.75%	6.35%	8.02%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2055 Fund against the index indicated. The index is unmanaged, has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2060 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2023
	1 Year	5 Year	Since Inception of Class I December 21, 2015
Including Sales Charge:
Class A(1)	-6.33%	5.04%	7.12%
Class I	-0.21%	6.68%	8.32%
Class R(2)	-0.86%	6.05%	7.70%
Class R6	-0.19%	6.69%	8.34%
Excluding Sales Charge:
Class A	-0.60%	6.30%	7.98%
Class I	-0.21%	6.68%	8.32%
Class R(2)	-0.86%	6.05%	7.70%
Class R6	-0.19%	6.69%	8.34%
S&P Target Date 2060 Index	0.79%	6.39%	8.61%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2060 Fund against the index indicated. The index is unmanaged, has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class R incepted on June 1, 2018. The Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2065 FUND

Average Annual Total Returns for the Periods Ended May 31, 2023

	1 Year	Since Inception of Class I July 29, 2020
Including Sales Charge:
Class A(1)	-6.20%	4.67%
Class I	-0.20%	7.15%
Class R	-0.66%	6.62%
Class R6	-0.16%	7.16%
Excluding Sales Charge:
Class A	-0.44%	6.88%
Class I	-0.20%	7.15%
Class R	-0.66%	6.62%
Class R6	-0.16%	7.16%
S&P Target Date 2065+ Index	0.75%	7.37%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2065 Fund against the index indicated. The index is unmanaged, has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on $1,000 invested at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2023**	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2023**
Voya Target In-Retirement Fund
Class A	$1,000.00	$1,016.20	0.50%	$2.51	$1,000.00	1,022.44	0.50%	$2.52
Class I	1,000.00	1,017.20	0.16	0.80	1,000.00	1,024.13	0.16	0.81
Class R	1,000.00	1,013.60	0.75	3.77	1,000.00	1,021.19	0.75	3.78
Class R6	1,000.00	1,018.40	0.15	0.75	1,000.00	1,024.18	0.15	0.76
Voya Target Retirement 2025 Fund
Class A	$1,000.00	$1,016.30	0.44%	$2.21	$1,000.00	1,022.74	0.44%	$2.22
Class I	1,000.00	1,018.20	0.23	1.16	1,000.00	1,023.78	0.23	1.16
Class R	1,000.00	1,015.20	0.69	3.47	1,000.00	1,021.49	0.69	3.48
Class R6	1,000.00	1,018.30	0.15	0.75	1,000.00	1,024.18	0.15	0.76
Voya Target Retirement 2030 Fund
Class A	$1,000.00	$1,015.20	0.45%	$2.26	$1,000.00	1,022.69	0.45%	$2.27
Class I	1,000.00	1,016.80	0.20	1.01	1,000.00	1,023.93	0.20	1.01
Class R	1,000.00	1,014.10	0.70	3.52	1,000.00	1,021.44	0.70	3.53
Class R6	1,000.00	1,017.40	0.16	0.80	1,000.00	1,024.13	0.16	0.81
Voya Target Retirement 2035 Fund
Class A	$1,000.00	$1,016.10	0.48%	$2.41	$1,000.00	1,022.54	0.48%	$2.42
Class I	1,000.00	1,017.50	0.18	0.91	1,000.00	1,024.03	0.18	0.91
Class R	1,000.00	1,015.30	0.73	3.67	1,000.00	1,021.29	0.73	3.68
Class R6	1,000.00	1,018.40	0.16	0.81	1,000.00	1,024.13	0.16	0.81

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2023**	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2023**
Voya Target Retirement 2040 Fund
Class A	$1,000.00	$1,015.80	0.49%	$2.46	$1,000.00	1,022.49	0.49%	$2.47
Class I	1,000.00	1,016.90	0.21	1.06	1,000.00	1,023.88	0.21	1.06
Class R	1,000.00	1,014.90	0.74	3.72	1,000.00	1,021.24	0.74	3.73
Class R6	1,000.00	1,017.40	0.17	0.86	1,000.00	1,024.08	0.17	0.86
Voya Target Retirement 2045 Fund
Class A	$1,000.00	$1,016.10	0.53%	$2.66	$1,000.00	1,022.29	0.53%	$2.67
Class I	1,000.00	1,017.30	0.16	0.80	1,000.00	1,024.13	0.16	0.81
Class R	1,000.00	1,014.70	0.78	3.92	1,000.00	1,021.04	0.78	3.93
Class R6	1,000.00	1,017.30	0.17	0.86	1,000.00	1,024.08	0.17	0.86
Voya Target Retirement 2050 Fund
Class A	$1,000.00	$1,015.40	0.52%	$2.61	$1,000.00	1,022.34	0.52%	$2.62
Class I	1,000.00	1,017.10	0.19	0.96	1,000.00	1,023.98	0.19	0.96
Class R	1,000.00	1,014.30	0.77	3.87	1,000.00	1,021.09	0.77	3.88
Class R6	1,000.00	1,017.50	0.17	0.86	1,000.00	1,024.08	0.17	0.86
Voya Target Retirement 2055 Fund
Class A	$1,000.00	$1,015.80	0.57%	$2.86	$1,000.00	1,022.09	0.57%	$2.87
Class I	1,000.00	1,016.60	0.20	1.01	1,000.00	1,023.93	0.20	1.01
Class R	1,000.00	1,014.20	0.82	4.12	1,000.00	1,020.84	0.82	4.13
Class R6	1,000.00	1,017.20	0.17	0.85	1,000.00	1,024.08	0.17	0.86
Voya Target Retirement 2060 Fund
Class A	$1,000.00	$1,015.00	0.60%	$3.01	$1,000.00	1,021.94	0.60%	$3.02
Class I	1,000.00	1,017.10	0.17	0.85	1,000.00	1,024.08	0.17	0.86
Class R	1,000.00	1,013.30	0.85	4.27	1,000.00	1,020.69	0.85	4.28
Class R6	1,000.00	1,017.30	0.17	0.86	1,000.00	1,024.08	0.17	0.86
Voya Target Retirement 2065 Fund
Class A	$1,000.00	$1,015.70	0.43%	$2.16	$1,000.00	1,022.79	0.43%	$2.17
Class I	1,000.00	1,017.20	0.21	1.06	1,000.00	1,023.88	0.21	1.06
Class R	1,000.00	1,014.60	0.68	3.42	1,000.00	1,021.54	0.68	3.43
Class R6	1,000.00	1,017.50	0.17	0.86	1,000.00	1,024.08	0.17	0.86

*	The annualized expense ratios do not include expenses of underlying funds.
**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half-year.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Target In-Retirement Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund, and Voya Target Retirement 2065 Fund and the Board of Trustees of Voya Separate Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Target In-Retirement Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund, and Voya Target Retirement 2065 Fund (collectively referred to as the “Funds”) (ten of the funds constituting Voya Separate Portfolios Trust (the “Trust”)), including the portfolios of investments, as of May 31, 2023, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (ten of the funds constituting Voya Separate Portfolios Trust) at May 31, 2023, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting Voya Separate Portfolios Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Voya Target In-Retirement Fund
Voya Target Retirement 2025 Fund
Voya Target Retirement 2030 Fund
Voya Target Retirement 2035 Fund
Voya Target Retirement 2040 Fund
Voya Target Retirement 2045 Fund
Voya Target Retirement 2050 Fund
Voya Target Retirement 2055 Fund
Voya Target Retirement 2060 Fund	For the year ended May 31, 2023	For each of the two years in the period ended May 31, 2023	For each of the four years in the period ended May 31, 2023
Voya Target Retirement 2065 Fund	For the year ended May 31, 2023	For each of the two years in the period ended May 31, 2023	For each of the two years in the period ended May 31, 2023 and the period from July 29, 2020 (commencement of operations) through May 31, 2021

The financial highlights for the year ended May 31, 2019, were audited by another independent registered public accounting firm whose report, dated July 25, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

included confirmation of securities owned as of May 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts
July 27, 2023

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2023

	Voya Target In-Retirement Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$15,127,801	$21,659,279	$24,320,011	$21,799,772
Investments in unaffiliated underlying funds at fair value**	35,111,422	58,029,734	76,434,892	76,766,038
Cash	89,139	99,960	116,351	92,884
Receivables:
Investments in affiliated underlying funds sold	233,993	1,217,135	1,220,825	892,895
Investments in unaffiliated underlying funds sold	314,711	890,238	1,218,408	1,470,180
Fund shares sold	4,916	33,400	49,807	42,874
Interest	206	360	440	395
Reimbursement due from Investment Adviser	20,535	24,457	26,618	24,132
Other assets	393	428	434	429
Total assets	50,903,116	81,954,991	103,387,786	101,089,599
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	24,708	66,335	25,622	18,374
Payable for investments in unaffiliated underlying funds purchased	525,963	2,129,424	2,523,848	2,418,933
Payable for fund shares redeemed	67,641	2,093	665	1,424
Payable for unified fees	7,678	12,193	15,706	15,146
Payable for distribution and shareholder service fees	2,142	3,643	4,442	4,152
Payable to trustees under the deferred compensation plan (Note 6)	393	428	434	429
Other accrued expenses and liabilities	4,542	2,319	1,249	5,342
Total liabilities	633,067	2,216,435	2,571,966	2,463,800
NET ASSETS	$50,270,049	$79,738,556	$100,815,820	$98,625,799
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$56,833,361	$88,365,041	$111,860,825	$109,634,610
Total distributable loss	(6,563,312)	(8,626,485)	(11,045,005)	(11,008,811)
NET ASSETS	$50,270,049	$79,738,556	$100,815,820	$98,625,799

* Cost of investments in affiliated underlying funds	$15,235,808	$21,811,419	$24,421,757	$21,877,543
** Cost of investments in unaffiliated underlying funds	$35,363,098	$58,505,110	$76,451,658	$77,399,774

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2023 (continued)

	Voya Target In-Retirement Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund
Class A
Net assets	$9,946,136	$16,224,192	$20,627,328	$17,473,541
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,028,753	1,492,625	1,828,275	1,554,157
Net asset value and redemption price per share†	$9.67	$10.87	$11.28	$11.24
Maximum offering price per share (5.75%)(1)	$10.26	$11.53	$11.97	$11.93
Class I
Net assets	$1,525,338	$482,080	$1,162,271	$1,314,334
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	156,940	44,002	102,217	115,712
Net asset value and redemption price per share	$9.72	$10.96	$11.37	$11.36
Class R
Net assets	$27,248	$455,952	$174,117	$1,034,650
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,825	42,052	15,543	92,487
Net asset value and redemption price per share	$9.64	$10.84	$11.20	$11.19
Class R6
Net assets	$38,771,327	$62,576,332	$78,852,104	$78,803,274
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,989,817	5,716,393	6,941,497	6,956,583
Net asset value and redemption price per share	$9.72	$10.95	$11.36	$11.33

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2023

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$13,470,592	$10,560,045	$7,680,603	$6,455,378
Investments in unaffiliated underlying funds at fair value**	65,309,050	70,381,190	51,087,184	41,284,422
Cash	65,263	69,775	41,647	35,410
Receivables:
Investments in affiliated underlying funds sold	488,787	916,435	595,734	643,661
Investments in unaffiliated underlying funds sold	1,078,103	1,377,354	1,169,381	982,002
Fund shares sold	103,437	69,150	194,345	37,751
Interest	302	308	210	179
Reimbursement due from Investment Adviser	15,105	15,486	11,330	9,471
Other assets	318	338	241	197
Total assets	80,530,957	83,390,081	60,780,675	49,448,471
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	38,377	22,305	56,214	8,797
Payable for investments in unaffiliated underlying funds purchased	1,646,504	2,353,014	1,898,007	1,645,881
Payable for fund shares redeemed	399	520	3,357	7,322
Payable for unified fees	12,074	12,358	8,891	7,262
Payable for distribution and shareholder service fees	3,968	2,849	2,489	2,018
Payable to trustees under the deferred compensation plan (Note 6)	318	338	241	197
Other accrued expenses and liabilities	8,486	5,469	3,824	3,177
Total liabilities	1,710,126	2,396,853	1,973,023	1,674,654
NET ASSETS	$78,820,831	$80,993,228	$58,807,652	$47,773,817
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$87,417,371	$89,040,188	$65,029,854	$52,107,921
Total distributable loss	(8,596,540)	(8,046,960)	(6,222,202)	(4,334,104)
NET ASSETS	$78,820,831	$80,993,228	$58,807,652	$47,773,817

* Cost of investments in affiliated underlying funds	$13,516,336	$10,615,928	$7,722,840	$6,496,745
** Cost of investments in unaffiliated underlying funds	$65,619,395	$70,535,368	$50,929,672	$40,804,094

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2023 (continued)

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund
Class A
Net assets	$17,280,166	$12,963,380	$10,476,547	$8,656,597
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,447,726	1,096,640	886,857	749,645
Net asset value and redemption price per share†	$11.94	$11.82	$11.81	$11.55
Maximum offering price per share (5.75%)(1)	$12.67	$12.54	$12.53	$12.25
Class I
Net assets	$639,776	$856,048	$1,013,137	$686,239
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	53,170	71,832	85,082	58,937
Net asset value and redemption price per share	$12.03	$11.92	$11.91	$11.64
Class R
Net assets	$685,141	$214,107	$704,041	$411,785
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	57,788	18,195	59,920	36,056
Net asset value and redemption price per share	$11.86	$11.77	$11.75	$11.42
Class R6
Net assets	$60,215,748	$66,959,693	$46,613,927	$38,019,196
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,003,754	5,615,464	3,914,812	3,265,407
Net asset value and redemption price per share	$12.03	$11.92	$11.91	$11.64

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2023

	Voya Target Retirement 2060 Fund	Voya Target Retirement 2065 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$4,020,357	$1,247,326
Investments in unaffiliated underlying funds at fair value**	24,650,658	7,688,002
Cash	18,938	3,499
Receivables:
Investments in affiliated underlying funds sold	240,896	63,945
Investments in unaffiliated underlying funds sold	642,599	202,914
Fund shares sold	61,585	6,718
Interest	100	29
Reimbursement due from Investment Adviser	12,851	1,716
Other assets	119	22
Total assets	29,648,103	9,214,171
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	13,169	—
Payable for investments in unaffiliated underlying funds purchased	912,919	240,323
Payable for fund shares redeemed	1,862	30,223
Payable for unified fees	4,347	1,353
Payable for distribution and shareholder service fees	1,364	315
Payable to trustees under the deferred compensation plan (Note 6)	119	22
Other accrued expenses and liabilities	2,625	193
Total liabilities	936,405	272,429
NET ASSETS	$28,711,698	$8,941,742
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$31,331,325	$9,517,447
Total distributable loss	(2,619,627)	(575,705)
NET ASSETS	$28,711,698	$8,941,742

* Cost of investments in affiliated underlying funds	$4,029,044	$1,248,305
** Cost of investments in unaffiliated underlying funds	$24,191,904	$7,711,107

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2023 (continued)

	Voya Target Retirement 2060 Fund	Voya Target Retirement 2065 Fund
Class A
Net assets	$6,089,620	$1,386,281
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	567,183	145,117
Net asset value and redemption price per share†	$10.74	$9.55
Maximum offering price per share (5.75%)(1)	$11.40	$10.13
Class I
Net assets	$251,998	$114,381
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	23,339	11,957
Net asset value and redemption price per share	$10.80	$9.57
Class R
Net assets	$182,869	$44,962
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	17,118	4,732
Net asset value and redemption price per share	$10.68	$9.50
Class R6
Net assets	$22,187,211	$7,396,118
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	2,052,383	773,012
Net asset value and redemption price per share	$10.81	$9.57

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the Year Ended May 31, 2023

	Voya Target In-Retirement Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$715,676	$880,010	$1,012,037	$778,131
Dividends from unaffiliated underlying funds	587,671	907,596	1,142,014	1,209,133
Interest	5,342	5,130	7,890	6,434
Total investment income	1,308,689	1,792,736	2,161,941	1,993,698
EXPENSES:
Unified fees	84,006	124,515	157,497	155,894
Distribution and shareholder service fees:
Class A	21,477	31,524	34,211	30,137
Class R	120	2,236	946	4,422
Transfer agent fees:
Class A	13,420	5,891	7,164	8,716
Class I	179	376	570	263
Class R	38	209	102	656
Trustee fees	1,167	1,729	2,187	2,165
Miscellaneous expense	1,489	1,527	1,575	1,597
Total expenses	121,896	168,007	204,252	203,850
Waived and reimbursed fees	(21,823)	(24,462)	(26,618)	(24,132)
Net expenses	100,073	143,545	177,634	179,718
Net investment income	1,208,616	1,649,191	1,984,307	1,813,980
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(3,512,142)	(3,672,305)	(4,128,699)	(3,139,199)
Sale of unaffiliated underlying funds	(2,135,918)	(3,387,077)	(5,392,131)	(5,334,894)
Capital gain distributions from unaffiliated underlying funds	23,897	49,558	75,973	87,523
Net realized loss	(5,624,163)	(7,009,824)	(9,444,857)	(8,386,570)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	2,089,256	2,197,981	2,659,831	1,942,244
Unaffiliated underlying funds	1,729,203	2,658,569	4,558,844	4,291,556
Net change in unrealized appreciation (depreciation)	3,818,459	4,856,550	7,218,675	6,233,800
Net realized and unrealized loss	(1,805,704)	(2,153,274)	(2,226,182)	(2,152,770)
Decrease in net assets resulting from operations	$(597,088)	$(504,083)	$(241,875)	$(338,790)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the Year Ended May 31, 2023

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$437,365	$316,274	$198,391	$169,853
Dividends from unaffiliated underlying funds	1,035,458	1,154,861	829,833	659,578
Interest	6,228	6,619	4,951	3,786
Total investment income	1,479,051	1,477,754	1,033,175	833,217
EXPENSES:
Unified fees	123,135	126,559	91,603	72,199
Distribution and shareholder service fees:
Class A	31,327	21,083	19,319	12,671
Class R	3,055	866	3,261	1,658
Transfer agent fees:
Class A	11,492	11,048	10,146	11,024
Class I	297	204	436	147
Class R	565	232	862	735
Trustee fees	1,710	1,757	1,272	1,002
Miscellaneous expense	1,512	1,523	1,470	1,404
Total expenses	173,093	163,272	128,369	100,840
Waived and reimbursed fees	(15,104)	(15,486)	(11,330)	(10,421)
Net expenses	157,989	147,786	117,039	90,419
Net investment income	1,321,062	1,329,968	916,136	742,798
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(2,028,526)	(1,934,605)	(1,562,552)	(1,099,812)
Sale of unaffiliated underlying funds	(4,476,037)	(4,407,396)	(3,477,065)	(2,801,232)
Capital gain distributions from unaffiliated underlying funds	81,842	91,816	69,071	57,463
Net realized loss	(6,422,721)	(6,250,185)	(4,970,546)	(3,843,581)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	1,265,977	1,080,195	964,632	727,681
Unaffiliated underlying funds	3,950,364	4,048,994	3,393,964	2,772,676
Net change in unrealized appreciation (depreciation)	5,216,341	5,129,189	4,358,596	3,500,357
Net realized and unrealized loss	(1,206,380)	(1,120,996)	(611,950)	(343,224)
Increase in net assets resulting from operations	$114,682	$208,972	$304,186	$399,574

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the Year Ended May 31, 2023

	Voya Target Retirement 2060 Fund	Voya Target Retirement 2065 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$89,587	$26,666
Dividends from unaffiliated underlying funds	385,237	116,503
Interest	2,493	289
Total investment income	477,317	143,458
EXPENSES:
Unified fees	42,954	13,251
Distribution and shareholder service fees:
Class A	11,130	3,084
Class R	795	152
Transfer agent fees:
Class A	11,465	49
Class I	63	34
Class R	407	—
Trustee fees	596	184
Miscellaneous expense	1,345	1,343
Total expenses	68,755	18,097
Waived and reimbursed fees	(14,486)	(1,716)
Net expenses	54,269	16,381
Net investment income	423,048	127,077
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(671,919)	(273,085)
Sale of unaffiliated underlying funds	(1,844,623)	(228,012)
Capital gain distributions from unaffiliated underlying funds	34,099	10,110
Net realized loss	(2,482,443)	(490,987)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	453,707	209,235
Unaffiliated underlying funds	1,836,057	220,528
Net change in unrealized appreciation (depreciation)	2,289,764	429,763
Net realized and unrealized loss	(192,679)	(61,224)
Increase in net assets resulting from operations	$230,369	$65,853

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target In-Retirement Fund		Voya Target Retirement 2025 Fund
	Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2023	Year Ended May 31, 2022
FROM OPERATIONS:
Net investment income	$1,208,616	$811,730	$1,649,191	$1,053,499
Net realized gain (loss)	(5,624,163)	426,715	(7,009,824)	1,826,418
Net change in unrealized appreciation (depreciation)	3,818,459	(4,762,411)	4,856,550	(7,785,270)
Decrease in net assets resulting from operations	(597,088)	(3,523,966)	(504,083)	(4,905,353)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(247,109)	(880,626)	(507,947)	(1,661,215)
Class I	(53,209)	(180,966)	(16,660)	(7,067)
Class R	(638)	(6,581)	(16,916)	(64,419)
Class R6	(1,274,785)	(3,131,216)	(2,518,638)	(5,505,034)
Total distributions	(1,575,741)	(4,199,389)	(3,060,161)	(7,237,735)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,384,540	27,165,954	29,550,067	38,269,889
Reinvestment of distributions	1,575,741	4,199,389	3,060,161	7,237,735
	18,960,281	31,365,343	32,610,228	45,507,624
Cost of shares redeemed	(10,988,902)	(13,447,539)	(14,347,867)	(14,541,763)
Net increase in net assets resulting from capital share transactions	7,971,379	17,917,804	18,262,361	30,965,861
Net increase in net assets	5,798,550	10,194,449	14,698,117	18,822,773
NET ASSETS:
Beginning of year or period	44,471,499	34,277,050	65,040,439	46,217,666
End of year or period	$50,270,049	$44,471,499	$79,738,556	$65,040,439

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2030 Fund		Voya Target Retirement 2035 Fund
	Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2023	Year Ended May 31, 2022
FROM OPERATIONS:
Net investment income	$1,984,307	$1,161,151	$1,813,980	$1,147,963
Net realized gain (loss)	(9,444,857)	2,427,017	(8,386,570)	3,114,692
Net change in unrealized appreciation (depreciation)	7,218,675	(10,109,703)	6,233,800	(10,432,663)
Decrease in net assets resulting from operations	(241,875)	(6,521,535)	(338,790)	(6,170,008)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(612,806)	(1,670,575)	(610,106)	(1,837,822)
Class I	(48,980)	(197,963)	(58,635)	(67,086)
Class R	(9,321)	(12,753)	(49,893)	(13,416)
Class R6	(3,788,217)	(6,298,583)	(4,114,183)	(8,279,683)
Total distributions	(4,459,324)	(8,179,874)	(4,832,817)	(10,198,007)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	41,839,386	47,217,563	39,438,946	45,516,958
Reinvestment of distributions	4,459,324	8,179,874	4,832,817	10,198,007
	46,298,710	55,397,437	44,271,763	55,714,965
Cost of shares redeemed	(20,282,412)	(9,521,675)	(19,862,511)	(12,748,258)
Net increase in net assets resulting from capital share transactions	26,016,298	45,875,762	24,409,252	42,966,707
Net increase in net assets	21,315,099	31,174,353	19,237,645	26,598,692
NET ASSETS:
Beginning of year or period	79,500,721	48,326,368	79,388,154	52,789,462
End of year or period	$100,815,820	$79,500,721	$98,625,799	$79,388,154

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2040 Fund		Voya Target Retirement 2045 Fund
	Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2023	Year Ended May 31, 2022
FROM OPERATIONS:
Net investment income	$1,321,062	$831,498	$1,329,968	$776,284
Net realized gain (loss)	(6,422,721)	2,266,252	(6,250,185)	2,612,656
Net change in unrealized appreciation (depreciation)	5,216,341	(8,192,116)	5,129,189	(8,203,038)
Increase (decrease) in net assets resulting from operations	114,682	(5,094,366)	208,972	(4,814,098)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(640,720)	(1,645,076)	(413,561)	(1,403,200)
Class I	(19,404)	(63,755)	(15,340)	(55,154)
Class R	(32,750)	(3,362)	(9,309)	(1,085)
Class R6	(3,055,402)	(6,354,852)	(3,381,087)	(7,899,239)
Total distributions	(3,748,276)	(8,067,045)	(3,819,297)	(9,358,678)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	30,971,218	39,822,897	34,343,393	39,389,759
Reinvestment of distributions	3,748,276	8,067,045	3,819,297	9,358,678
	34,719,494	47,889,942	38,162,690	48,748,437
Cost of shares redeemed	(15,173,823)	(10,044,253)	(17,876,818)	(10,523,967)
Net increase in net assets resulting from capital share transactions	19,545,671	37,845,689	20,285,872	38,224,470
Net increase in net assets	15,912,077	24,684,278	16,675,547	24,051,694
NET ASSETS:
Beginning of year or period	62,908,754	38,224,476	64,317,681	40,265,987
End of year or period	$78,820,831	$62,908,754	$80,993,228	$64,317,681

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2050 Fund		Voya Target Retirement 2055 Fund
	Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2023	Year Ended May 31, 2022
FROM OPERATIONS:
Net investment income	$916,136	$569,007	$742,798	$419,465
Net realized gain (loss)	(4,970,546)	2,348,188	(3,843,581)	1,526,906
Net change in unrealized appreciation (depreciation)	4,358,596	(6,720,544)	3,500,357	(4,775,247)
Increase (decrease) in net assets resulting from operations	304,186	(3,803,349)	399,574	(2,828,876)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(418,231)	(1,423,514)	(251,556)	(902,934)
Class I	(23,953)	(87,712)	(19,176)	(71,658)
Class R	(37,328)	(24,094)	(17,300)	(8,106)
Class R6	(2,438,477)	(5,406,011)	(1,846,727)	(4,725,556)
Total distributions	(2,917,989)	(6,941,331)	(2,134,759)	(5,708,254)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,124,030	28,530,526	23,333,617	20,338,411
Reinvestment of distributions	2,917,989	6,941,331	2,134,759	5,708,254
	28,042,019	35,471,857	25,468,376	26,046,665
Cost of shares redeemed	(13,492,660)	(8,271,917)	(11,400,820)	(4,669,277)
Net increase in net assets resulting from capital share transactions	14,549,359	27,199,940	14,067,556	21,377,388
Net increase in net assets	11,935,556	16,455,260	12,332,371	12,840,258
NET ASSETS:
Beginning of year or period	46,872,096	30,416,836	35,441,446	22,601,188
End of year or period	$58,807,652	$46,872,096	$47,773,817	$35,441,446

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2060 Fund		Voya Target Retirement 2065 Fund
	Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2023	Year Ended May 31, 2022
FROM OPERATIONS:
Net investment income	$423,048	$266,716	$127,077	$88,427
Net realized gain (loss)	(2,482,443)	1,226,726	(490,987)	344,733
Net change in unrealized appreciation (depreciation)	2,289,764	(3,085,663)	429,763	(910,247)
Increase (decrease) in net assets resulting from operations	230,369	(1,592,221)	65,853	(477,087)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(297,329)	(898,682)	(58,125)	(224,771)
Class I	(3,569)	(28,257)	(3,410)	(12,956)
Class R	(10,999)	(2,415)	(1,519)	(1,492)
Class R6	(1,262,281)	(2,511,883)	(296,895)	(752,539)
Total distributions	(1,574,178)	(3,441,237)	(359,949)	(991,758)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,906,758	12,348,163	3,569,683	1,687,004
Reinvestment of distributions	1,574,178	3,441,237	359,949	991,758
	16,480,936	15,789,400	3,929,632	2,678,762
Cost of shares redeemed	(7,446,887)	(5,211,993)	(1,127,399)	(211,188)
Net increase in net assets resulting from capital share transactions	9,034,049	10,577,407	2,802,233	2,467,574
Net increase in net assets	7,690,240	5,543,949	2,508,137	998,729
NET ASSETS:
Beginning of year or period	21,021,458	15,477,509	6,433,605	5,434,876
End of year or period	$28,711,698	$21,021,458	$8,941,742	$6,433,605

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3),(4)	Expenses net of fee waivers and/or recoupments if any(2)(3),(4)	Expenses net of all reductions/ additions(2)(3),(4)	Net investment income (loss)(2)(3),(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target In-Retirement Fund
Class A
05-31-23	10.16	0.22	•	(0.42)	(0.20)	0.18	0.11	—	0.29	—	9.67	(1.88)	0.59	0.50	0.50	2.30	9,946	126
05-31-22	12.04	0.20	•	(0.97)	(0.77)	0.20	0.91	—	1.11	—	10.16	(7.35)	0.55	0.55	0.55	1.72	8,933	60
05-31-21	10.87	0.20	•	1.36	1.56	0.28	0.11	—	0.39	—	12.04	14.43	0.71	0.71	0.71	1.71	9,712	86
05-31-20	10.86	0.25	•	0.35	0.60	0.27	0.32	—	0.59	—	10.87	5.43	0.72	0.72	0.72	2.31	3,390	85
05-31-19	10.88	0.25		0.07	0.32	0.20	0.14	—	0.34	—	10.86	3.09	0.73	0.73	0.73	2.19	1,684	156
Class I
05-31-23	10.22	0.26	•	(0.43)	(0.17)	0.22	0.11	—	0.33	—	9.72	(1.56)	0.20	0.16	0.16	2.67	1,525	126
05-31-22	12.09	0.24	•	(0.96)	(0.72)	0.24	0.91	—	1.15	—	10.22	(6.94)	0.20	0.20	0.20	2.07	1,666	60
05-31-21	10.92	0.24	•	1.35	1.59	0.31	0.11	—	0.42	—	12.09	14.70	0.40	0.40	0.40	2.06	1,312	86
05-31-20	10.90	0.28		0.35	0.63	0.29	0.32	—	0.61	—	10.92	5.71	0.44	0.44	0.44	2.60	93	85
05-31-19	10.91	0.27	•	0.08	0.35	0.22	0.14	—	0.36	—	10.90	3.44	0.44	0.44	0.44	2.47	80	156
Class R
05-31-23	10.12	0.20	•	(0.43)	(0.23)	0.14	0.11	—	0.25	—	9.64	(2.25)	0.84	0.75	0.75	2.04	27	126
05-31-22	12.01	0.18	•	(0.98)	(0.80)	0.18	0.91	—	1.09	—	10.12	(7.62)	0.80	0.80	0.80	1.57	16	60
05-31-21	10.86	0.17	•	1.35	1.52	0.26	0.11	—	0.37	—	12.01	14.08	0.96	0.96	0.96	1.49	60	86
05-31-20	10.84	0.23		0.35	0.58	0.24	0.32	—	0.56	—	10.86	5.25	0.97	0.97	0.97	2.07	3	85
06-01-18(5)–05-31-19	10.90	0.21	•	0.06	0.27	0.19	0.14	—	0.33	—	10.84	2.68	0.98	0.98	0.98	1.92	3	156
Class R6
05-31-23	10.22	0.26	•	(0.43)	(0.17)	0.22	0.11	—	0.33	—	9.72	(1.55)	0.19	0.15	0.15	2.66	38,771	126
05-31-22	12.09	0.24	•	(0.96)	(0.72)	0.24	0.91	—	1.15	—	10.22	(6.93)	0.19	0.19	0.19	2.06	33,856	60
05-31-21	10.92	0.24	•	1.35	1.59	0.31	0.11	—	0.42	—	12.09	14.72	0.38	0.38	0.38	2.08	23,194	86
05-31-20	10.90	0.29	•	0.34	0.63	0.29	0.32	—	0.61	—	10.92	5.73	0.43	0.43	0.43	2.63	7,139	85
05-31-19	10.90	0.24	•	0.13	0.37	0.23	0.14	—	0.37	—	10.90	3.55	0.43	0.43	0.43	2.25	9,005	156
Voya Target Retirement 2025 Fund
Class A
05-31-23	11.54	0.23	•	(0.45)	(0.22)	0.19	0.26	—	0.45	—	10.87	(1.72)	0.48	0.44	0.44	2.16	16,224	116
05-31-22	14.20	0.23	•	(1.07)	(0.84)	0.26	1.56	—	1.82	—	11.54	(7.42)	0.48	0.48	0.48	1.70	12,510	63
05-31-21	11.94	0.20	•	2.71	2.91	0.31	0.34	—	0.65	—	14.20	24.65	0.67	0.67	0.67	1.53	12,443	97
05-31-20	11.76	0.25	•	0.45	0.70	0.23	0.29	—	0.52	—	11.94	5.78	0.70	0.70	0.70	2.11	8,584	93
05-31-19	12.02	0.21	•	(0.08)	0.13	0.19	0.20	—	0.39	—	11.76	1.30	0.71	0.71	0.71	1.81	4,067	96
Class I
05-31-23	11.64	0.27	•	(0.47)	(0.20)	0.22	0.26	—	0.48	—	10.96	(1.51)	0.31	0.23	0.23	2.45	482	116
05-31-22	14.28	0.19	•	(1.02)	(0.83)	0.25	1.56	—	1.81	—	11.64	(7.29)	0.28	0.37	0.37	1.32	73	63
05-31-21	12.00	0.23	•	2.72	2.95	0.33	0.34	—	0.67	—	14.28	24.91	0.67	0.45	0.45	1.74	61	97
05-31-20	11.81	0.30	•	0.42	0.72	0.24	0.29	—	0.53	—	12.00	5.93	0.47	0.47	0.47	2.41	40	93
05-31-19	12.06	0.22		(0.05)	0.17	0.22	0.20	—	0.42	—	11.81	1.60	0.47	0.47	0.47	1.97	106	96
Class R
05-31-23	11.51	0.21	•	(0.46)	(0.25)	0.16	0.26	—	0.42	—	10.84	(2.01)	0.73	0.69	0.69	1.95	456	116
05-31-22	14.14	0.19	•	(1.05)	(0.86)	0.21	1.56	—	1.77	—	11.51	(7.57)	0.73	0.73	0.73	1.42	482	63
05-31-21	11.90	0.17	•	2.69	2.86	0.28	0.34	—	0.62	—	14.14	24.27	0.92	0.92	0.92	1.29	697	97
05-31-20	11.72	0.22	•	0.45	0.67	0.20	0.29	—	0.49	—	11.90	5.53	0.95	0.95	0.95	1.79	570	93
06-01-18(5)–05-31-19	12.08	0.19	•	(0.14)	0.05	0.21	0.20	—	0.41	—	11.72	0.59	0.96	0.96	0.96	1.64	351	96
Class R6
05-31-23	11.62	0.27	•	(0.46)	(0.19)	0.22	0.26	—	0.48	—	10.95	(1.41)	0.18	0.15	0.15	2.44	62,576	116
05-31-22	14.28	0.26	•	(1.06)	(0.80)	0.30	1.56	—	1.86	—	11.62	(7.12)	0.19	0.19	0.19	1.94	51,976	63
05-31-21	12.00	0.24	•	2.72	2.96	0.34	0.34	—	0.68	—	14.28	24.99	0.38	0.38	0.38	1.81	33,017	97
05-31-20	11.80	0.27		0.47	0.74	0.25	0.29	—	0.54	—	12.00	6.09	0.41	0.41	0.41	2.27	23,838	93
05-31-19	12.05	0.23	•	(0.06)	0.17	0.22	0.20	—	0.42	—	11.80	1.64	0.41	0.41	0.41	1.98	19,178	96

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3),(4)	Expenses net of fee waivers and/or recoupments if any(2)(3),(4)	Expenses net of all reductions/ additions(2)(3),(4)	Net investment income (loss)(2)(3),(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2030 Fund
Class A
05-31-23	12.05	0.22	•	(0.45)	(0.23)	0.19	0.35	—	0.54	—	11.28	(1.60)	0.48	0.45	0.45	1.95	20,627	119
05-31-22	14.79	0.23	•	(1.07)	(0.84)	0.31	1.59	—	1.90	—	12.05	(7.23)	0.48	0.48	0.48	1.68	13,656	58
05-31-21	11.91	0.18	•	3.28	3.46	0.27	0.31	—	0.58	—	14.79	29.41	0.68	0.68	0.68	1.32	12,455	98
05-31-20	11.71	0.23	•	0.46	0.69	0.19	0.30	—	0.49	—	11.91	5.74	0.70	0.70	0.70	1.93	7,929	93
05-31-19	12.27	0.20		(0.18)	0.02	0.21	0.37	—	0.58	—	11.71	0.53	0.72	0.72	0.72	1.71	4,445	103
Class I
05-31-23	12.14	0.25	•	(0.45)	(0.20)	0.22	0.35	—	0.57	—	11.37	(1.34)	0.23	0.20	0.20	2.20	1,162	119
05-31-22	14.88	0.29	•	(1.10)	(0.81)	0.34	1.59	—	1.93	—	12.14	(6.97)	0.23	0.23	0.23	2.03	1,444	58
05-31-21	11.98	0.16	•	3.35	3.51	0.30	0.31	—	0.61	—	14.88	29.69	0.42	0.42	0.42	1.15	926	98
05-31-20	11.76	0.26	•	0.47	0.73	0.21	0.30	—	0.51	—	11.98	6.03	0.45	0.45	0.45	2.13	148	93
05-31-19	12.32	0.23	•	(0.19)	0.04	0.23	0.37	—	0.60	—	11.76	0.76	0.47	0.47	0.47	1.88	177	103
Class R
05-31-23	11.97	0.20	•	(0.44)	(0.24)	0.18	0.35	—	0.53	—	11.20	(1.72)	0.73	0.70	0.70	1.81	174	119
05-31-22	14.72	0.20	•	(1.08)	(0.88)	0.28	1.59	—	1.87	—	11.97	(7.50)	0.73	0.73	0.73	1.47	98	58
05-31-21	11.87	0.15	•	3.26	3.41	0.25	0.31	—	0.56	—	14.72	29.08	0.93	0.93	0.93	1.12	68	98
05-31-20	11.68	0.18	•	0.48	0.66	0.17	0.30	—	0.47	—	11.87	5.47	0.95	0.95	0.95	1.46	53	93
06-01-18(5)–05-31-19	12.35	0.19	•	(0.28)	(0.09)	0.21	0.37	—	0.58	—	11.68	(0.36)	0.97	0.97	0.97	1.56	16	103
Class R6
05-31-23	12.12	0.27	•	(0.45)	(0.18)	0.23	0.35	—	0.58	—	11.36	(1.20)	0.19	0.16	0.16	2.33	78,852	119
05-31-22	14.87	0.26	•	(1.07)	(0.81)	0.35	1.59	—	1.94	—	12.12	(7.01)	0.19	0.19	0.19	1.89	64,302	58
05-31-21	11.97	0.22	•	3.29	3.51	0.30	0.31	—	0.61	—	14.87	29.73	0.38	0.38	0.38	1.58	34,878	98
05-31-20	11.75	0.23		0.51	0.74	0.22	0.30	—	0.52	—	11.97	6.08	0.41	0.41	0.41	2.04	21,771	93
05-31-19	12.31	0.21		(0.16)	0.05	0.24	0.37	—	0.61	—	11.75	0.79	0.42	0.42	0.42	1.74	15,534	103
Voya Target Retirement 2035 Fund
Class A
05-31-23	12.04	0.20	•	(0.39)	(0.19)	0.18	0.43	—	0.61	—	11.24	(1.26)	0.51	0.48	0.48	1.78	17,474	103
05-31-22	15.23	0.23	•	(1.04)	(0.81)	0.32	2.06	—	2.38	—	12.04	(7.26)	0.50	0.50	0.50	1.58	11,446	59
05-31-21	11.84	0.15	•	3.81	3.96	0.24	0.33	—	0.57	—	15.23	33.87	0.69	0.69	0.69	1.08	11,286	106
05-31-20	11.66	0.20	•	0.49	0.69	0.19	0.32	—	0.51	—	11.84	5.69	0.72	0.72	0.72	1.67	6,316	95
05-31-19	12.36	0.17		(0.24)	(0.07)	0.21	0.42	—	0.63	—	11.66	(0.21)	0.72	0.72	0.72	1.47	2,541	124
Class I
05-31-23	12.16	0.25	•	(0.40)	(0.15)	0.22	0.43	—	0.65	—	11.36	(0.93)	0.21	0.18	0.18	2.22	1,314	103
05-31-22	15.34	0.25	•	(1.01)	(0.76)	0.36	2.06	—	2.42	—	12.16	(6.89)	0.20	0.20	0.20	1.68	399	59
05-31-21	11.91	0.19	•	3.84	4.03	0.27	0.33	—	0.60	—	15.34	34.29	0.39	0.39	0.39	1.39	967	106
05-31-20	11.71	0.24		0.49	0.73	0.21	0.32	—	0.53	—	11.91	6.01	0.42	0.42	0.42	1.96	642	95
05-31-19	12.40	0.22		(0.25)	(0.03)	0.24	0.42	—	0.66	—	11.71	0.14	0.43	0.43	0.43	1.75	680	124
Class R
05-31-23	11.99	0.17	•	(0.37)	(0.20)	0.17	0.43	—	0.60	—	11.19	(1.44)	0.76	0.73	0.73	1.51	1,035	103
05-31-22	15.19	0.03	•	(0.87)	(0.84)	0.30	2.06	—	2.36	—	11.99	(7.48)	0.75	0.75	0.75	0.25	696	59
05-31-21	11.81	0.04	•	3.87	3.91	0.20	0.33	—	0.53	—	15.19	33.50	0.94	0.94	0.94	0.30	61	106
05-31-20	11.64	0.08		0.58	0.66	0.17	0.32	—	0.49	—	11.81	5.46	0.97	0.97	0.97	0.63	6	95
06-01-18(5)–05-31-19	12.45	0.15	•	(0.34)	(0.19)	0.20	0.42	—	0.62	—	11.64	(1.15)	0.97	0.97	0.97	1.24	3	124
Class R6
05-31-23	12.13	0.24	•	(0.39)	(0.15)	0.22	0.43	—	0.65	—	11.33	(0.93)	0.18	0.16	0.16	2.15	78,803	103
05-31-22	15.31	0.26	•	(1.01)	(0.75)	0.37	2.06	—	2.43	—	12.13	(6.89)	0.19	0.19	0.19	1.82	66,848	59
05-31-21	11.89	0.19	•	3.84	4.03	0.28	0.33	—	0.61	—	15.31	34.27	0.38	0.38	0.38	1.39	40,475	106
05-31-20	11.69	0.22		0.52	0.74	0.22	0.32	—	0.54	—	11.89	6.03	0.41	0.41	0.41	1.92	24,983	95
05-31-19	12.39	0.19	•	(0.23)	(0.04)	0.24	0.42	—	0.66	—	11.69	0.08	0.42	0.42	0.42	1.60	17,084	124

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3),(4)	Expenses net of fee waivers and/or recoupments if any(2)(3),(4)	Expenses net of all reductions/ additions(2)(3),(4)	Net investment income (loss)(2)(3),(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2040 Fund
Class A
05-31-23	12.73	0.19	•	(0.33)	(0.14)	0.19	0.46	—	0.65	—	11.94	(0.81)	0.53	0.49	0.49	1.61	17,280	98
05-31-22	16.08	0.21	•	(1.02)	(0.81)	0.35	2.19	—	2.54	—	12.73	(7.11)	0.52	0.52	0.52	1.40	11,929	61
05-31-21	12.06	0.14	•	4.40	4.54	0.22	0.30	—	0.52	—	16.08	38.07	0.71	0.71	0.71	0.97	9,349	112
05-31-20	11.85	0.22	•	0.52	0.74	0.18	0.35	—	0.53	—	12.06	5.87	0.74	0.74	0.74	1.77	4,759	101
05-31-19	12.62	0.17		(0.33)	(0.16)	0.20	0.41	—	0.61	—	11.85	(0.84)	0.73	0.73	0.73	1.36	2,473	130
Class I
05-31-23	12.83	0.20	•	(0.32)	(0.12)	0.22	0.46	—	0.68	—	12.03	(0.60)	0.25	0.21	0.21	1.68	640	98
05-31-22	16.17	0.28	•	(1.04)	(0.76)	0.39	2.19	—	2.58	—	12.83	(6.75)	0.23	0.23	0.23	1.87	353	61
05-31-21	12.12	0.17	•	4.42	4.59	0.24	0.30	—	0.54	—	16.17	38.37	0.42	0.42	0.42	1.16	51	112
05-31-20	11.90	0.27	•	0.49	0.76	0.19	0.35	—	0.54	—	12.12	6.07	0.45	0.45	0.45	2.13	32	101
05-31-19	12.67	0.21		(0.34)	(0.13)	0.23	0.41	—	0.64	—	11.90	(0.59)	0.45	0.45	0.45	1.66	104	130
Class R
05-31-23	12.68	0.17	•	(0.34)	(0.17)	0.19	0.46	—	0.65	—	11.86	(1.07)	0.78	0.74	0.74	1.42	685	98
05-31-22	16.05	0.18	•	(1.03)	(0.85)	0.33	2.19	—	2.52	—	12.68	(7.33)	0.77	0.77	0.77	1.20	26	61
05-31-21	12.06	0.09	•	4.40	4.49	0.20	0.30	—	0.50	—	16.05	37.70	0.96	0.96	0.96	0.62	13	112
05-31-20	11.84	0.16		0.54	0.70	0.13	0.35	—	0.48	—	12.06	5.59	0.99	0.99	0.99	1.29	3	101
06-01-18(5)–05-31-19	12.73	0.13		(0.41)	(0.28)	0.20	0.41	—	0.61	—	11.84	(1.84)	0.98	0.98	0.98	1.16	3	130
Class R6
05-31-23	12.83	0.24	•	(0.36)	(0.12)	0.22	0.46	—	0.68	—	12.03	(0.56)	0.19	0.17	0.17	2.01	60,216	98
05-31-22	16.18	0.26	•	(1.03)	(0.77)	0.39	2.19	—	2.58	—	12.83	(6.80)	0.19	0.19	0.19	1.71	50,600	61
05-31-21	12.12	0.18	•	4.43	4.61	0.25	0.30	—	0.55	—	16.18	38.51	0.38	0.38	0.38	1.24	28,811	112
05-31-20	11.89	0.21		0.57	0.78	0.20	0.35	—	0.55	—	12.12	6.20	0.41	0.41	0.41	1.86	17,929	101
05-31-19	12.66	0.17	•	(0.29)	(0.12)	0.24	0.41	—	0.65	—	11.89	(0.55)	0.42	0.42	0.42	1.42	11,916	130
Voya Target Retirement 2045 Fund
Class A
05-31-23	12.58	0.17	•	(0.29)	(0.12)	0.18	0.46	—	0.64	—	11.82	(0.65)	0.57	0.53	0.53	1.45	12,963	96
05-31-22	16.56	0.20	•	(0.93)	(0.73)	0.36	2.89	—	3.25	—	12.58	(6.95)	0.55	0.55	0.55	1.30	7,739	57
05-31-21	12.13	0.11	•	4.78	4.89	0.19	0.27	—	0.46	—	16.56	40.67	0.74	0.74	0.74	0.78	6,396	115
05-31-20	12.01	0.20	•	0.52	0.72	0.18	0.42	—	0.60	—	12.13	5.61	0.76	0.76	0.76	1.59	3,535	101
05-31-19	12.82	0.16		(0.39)	(0.23)	0.18	0.40	—	0.58	—	12.01	(1.38)	0.76	0.76	0.76	1.30	1,922	135
Class I
05-31-23	12.68	0.17	•	(0.25)	(0.08)	0.22	0.46	—	0.68	—	11.92	(0.28)	0.23	0.16	0.16	1.40	856	96
05-31-22	16.67	0.27	•	(0.96)	(0.69)	0.41	2.89	—	3.30	—	12.68	(6.67)	0.19	0.19	0.19	1.76	272	57
05-31-21	12.19	0.19	•	4.78	4.97	0.22	0.27	—	0.49	—	16.67	41.21	0.40	0.40	0.40	1.27	231	115
05-31-20	12.06	0.27	•	0.48	0.75	0.20	0.42	—	0.62	—	12.19	5.88	0.44	0.44	0.44	2.11	27	101
05-31-19	12.86	0.21		(0.40)	(0.19)	0.21	0.40	—	0.61	—	12.06	(1.02)	0.42	0.42	0.42	1.62	87	135
Class R
05-31-23	12.57	0.15	•	(0.31)	(0.16)	0.18	0.46	—	0.64	—	11.77	(0.95)	0.82	0.78	0.78	1.24	214	96
05-31-22	16.55	0.16	•	(0.94)	(0.78)	0.31	2.89	—	3.22	—	12.57	(7.23)	0.80	0.80	0.80	1.08	6	57
05-31-21	12.12	0.08	•	4.77	4.85	0.15	0.27	—	0.42	—	16.55	40.39	0.99	0.99	0.99	0.53	6	115
05-31-20	11.99	0.14		0.54	0.68	0.13	0.42	—	0.55	—	12.12	5.34	1.01	1.01	1.01	1.08	4	101
06-01-18(5)–05-31-19	12.93	0.13		(0.49)	(0.36)	0.18	0.40	—	0.58	—	11.99	(2.42)	1.01	1.01	1.01	1.07	3	135
Class R6
05-31-23	12.69	0.23	•	(0.32)	(0.09)	0.22	0.46	—	0.68	—	11.92	(0.36)	0.18	0.17	0.17	1.96	66,960	96
05-31-22	16.67	0.24	•	(0.92)	(0.68)	0.41	2.89	—	3.30	—	12.69	(6.60)	0.19	0.19	0.19	1.59	56,301	57
05-31-21	12.19	0.16	•	4.82	4.98	0.23	0.27	—	0.50	—	16.67	41.23	0.38	0.38	0.38	1.11	33,633	115
05-31-20	12.05	0.22		0.55	0.77	0.21	0.42	—	0.63	—	12.19	5.98	0.41	0.41	0.41	1.74	20,314	101
05-31-19	12.86	0.16	•	(0.35)	(0.19)	0.22	0.40	—	0.62	—	12.05	(1.06)	0.42	0.42	0.42	1.27	15,349	135

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3),(4)	Expenses net of fee waivers and/or recoupments if any(2)(3),(4)	Expenses net of all reductions/ additions(2)(3),(4)	Net investment income (loss)(2)(3),(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2050 Fund
Class A
05-31-23	12.62	0.16	•	(0.28)	(0.12)	0.18	0.51	—	0.69	—	11.81	(0.63)	0.57	0.52	0.52	1.38	10,477	97
05-31-22	16.36	0.19	•	(0.98)	(0.79)	0.38	2.57	—	2.95	—	12.62	(7.26)	0.54	0.54	0.54	1.28	7,734	58
05-31-21	11.83	0.11	•	4.71	4.82	0.17	0.12	—	0.29	—	16.36	40.98	0.74	0.74	0.74	0.78	7,243	110
05-31-20	11.74	0.18	•	0.51	0.69	0.17	0.43	—	0.60	—	11.83	5.44	0.77	0.78	0.78	1.52	4,589	98
05-31-19	12.77	0.14		(0.41)	(0.27)	0.20	0.56	—	0.76	—	11.74	(1.55)	0.77	0.76	0.76	1.15	2,278	135
Class I
05-31-23	12.71	0.15	•	(0.22)	(0.07)	0.22	0.51	—	0.73	—	11.91	(0.21)	0.26	0.19	0.19	1.29	1,013	97
05-31-22	16.45	0.25	•	(1.00)	(0.75)	0.42	2.57	—	2.99	—	12.71	(6.97)	0.22	0.22	0.22	1.60	471	58
05-31-21	11.90	0.17	•	4.70	4.87	0.20	0.12	—	0.32	—	16.45	41.25	0.41	0.41	0.41	1.15	451	110
05-31-20	11.78	0.21		0.53	0.74	0.19	0.43	—	0.62	—	11.90	5.86	0.45	0.46	0.46	1.69	149	98
05-31-19	12.81	0.19		(0.43)	(0.24)	0.23	0.56	—	0.79	—	11.78	(1.30)	0.46	0.45	0.45	1.43	129	135
Class R
05-31-23	12.59	0.14	•	(0.29)	(0.15)	0.18	0.51	—	0.69	—	11.75	(0.91)	0.82	0.77	0.77	1.21	704	97
05-31-22	16.32	0.15	•	(0.98)	(0.83)	0.33	2.57	—	2.90	—	12.59	(7.52)	0.79	0.79	0.79	0.98	131	58
05-31-21	11.79	0.06	•	4.70	4.76	0.11	0.12	—	0.23	—	16.32	40.61	0.99	0.99	0.99	0.43	155	110
05-31-20	11.72	0.16	•	0.51	0.67	0.17	0.43	—	0.60	—	11.79	5.29	1.02	1.03	1.03	1.32	153	98
06-01-18(5)–05-31-19	12.89	0.12		(0.54)	(0.42)	0.19	0.56	—	0.75	—	11.72	(2.71)	1.02	1.01	1.01	0.90	3	135
Class R6
05-31-23	12.72	0.22	•	(0.30)	(0.08)	0.22	0.51	—	0.73	—	11.91	(0.25)	0.19	0.17	0.17	1.89	46,614	97
05-31-22	16.46	0.23	•	(0.97)	(0.74)	0.43	2.57	—	3.00	—	12.72	(6.93)	0.19	0.19	0.19	1.54	38,536	58
05-31-21	11.89	0.15	•	4.74	4.89	0.20	0.12	—	0.32	—	16.46	41.48	0.38	0.38	0.38	1.05	22,567	110
05-31-20	11.77	0.21		0.54	0.75	0.20	0.43	—	0.63	—	11.89	5.90	0.42	0.43	0.43	1.68	11,838	98
05-31-19	12.81	0.14	•	(0.38)	(0.24)	0.24	0.56	—	0.80	—	11.77	(1.34)	0.43	0.42	0.42	1.14	7,951	135
Voya Target Retirement 2055 Fund
Class A
05-31-23	12.28	0.15	•	(0.26)	(0.11)	0.18	0.44	—	0.62	—	11.55	(0.57)	0.65	0.57	0.57	1.29	8,657	103
05-31-22	16.35	0.18	•	(0.95)	(0.77)	0.36	2.94	—	3.30	—	12.28	(7.40)	0.60	0.60	0.60	1.23	4,360	49
05-31-21	11.79	0.11	•	4.74	4.85	0.16	0.13	—	0.29	—	16.35	41.43	0.78	0.78	0.78	0.74	3,895	116
05-31-20	11.85	0.16		0.57	0.73	0.18	0.61	—	0.79	—	11.79	5.55	0.76	0.77	0.77	1.40	2,779	112
05-31-19	12.87	0.13	•	(0.41)	(0.28)	0.19	0.55	—	0.74	—	11.85	(1.68)	0.80	0.78	0.78	1.07	1,659	121
Class I
05-31-23	12.38	0.17	•	(0.25)	(0.08)	0.22	0.44	—	0.66	—	11.64	(0.31)	0.22	0.20	0.20	1.44	686	103
05-31-22	16.45	0.24	•	(0.95)	(0.71)	0.42	2.94	—	3.36	—	12.38	(7.03)	0.24	0.24	0.24	1.58	341	49
05-31-21	11.85	0.17	•	4.76	4.93	0.20	0.13	—	0.33	—	16.45	41.89	0.41	0.41	0.41	1.14	349	116
05-31-20	11.89	0.21		0.57	0.78	0.21	0.61	—	0.82	—	11.85	5.96	0.42	0.43	0.43	1.69	88	112
05-31-19	12.91	0.19		(0.43)	(0.24)	0.23	0.55	—	0.78	—	11.89	(1.38)	0.44	0.42	0.42	1.47	83	121
Class R
05-31-23	12.18	0.13	•	(0.27)	(0.14)	0.18	0.44	—	0.62	—	11.42	(0.83)	0.90	0.82	0.82	1.14	412	103
05-31-22	16.26	0.13	•	(0.92)	(0.79)	0.35	2.94	—	3.29	—	12.18	(7.60)	0.85	0.85	0.85	0.91	50	49
05-31-21	11.76	0.06	•	4.72	4.78	0.15	0.13	—	0.28	—	16.26	40.94	1.03	1.03	1.03	0.40	28	116
05-31-20	11.83	0.12	•	0.58	0.70	0.16	0.61	—	0.77	—	11.76	5.32	1.01	1.02	1.02	0.98	10	112
06-01-18(5)–05-31-19	12.99	0.12		(0.54)	(0.42)	0.19	0.55	—	0.74	—	11.83	(2.82)	1.05	1.03	1.03	0.86	3	121

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3),(4)	Expenses net of fee waivers and/or recoupments if any(2)(3),(4)	Expenses net of all reductions/ additions(2)(3),(4)	Net investment income (loss)(2)(3),(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2055 Fund (continued)
Class R6
05-31-23	12.38	0.23	•	(0.31)	(0.08)	0.22	0.44	—	0.66	—	11.64	(0.25)	0.19	0.17	0.17	1.95	38,019	103
05-31-22	16.45	0.23	•	(0.93)	(0.70)	0.43	2.94	—	3.37	—	12.38	(6.99)	0.19	0.19	0.19	1.53	30,690	49
05-31-21	11.84	0.15	•	4.79	4.94	0.20	0.13	—	0.33	—	16.45	42.02	0.38	0.38	0.38	1.03	18,329	116
05-31-20	11.89	0.20	•	0.57	0.77	0.21	0.61	—	0.82	—	11.84	5.88	0.42	0.43	0.43	1.62	11,057	112
05-31-19	12.91	0.13	•	(0.37)	(0.24)	0.23	0.55	—	0.78	—	11.89	(1.35)	0.44	0.42	0.42	1.10	7,646	121
Voya Target Retirement 2060 Fund
Class A
05-31-23	11.60	0.14	•	(0.26)	(0.12)	0.17	0.57	—	0.74	—	10.74	(0.60)	0.70	0.60	0.60	1.29	6,090	105
05-31-22	15.16	0.18	•	(0.90)	(0.72)	0.33	2.51	—	2.84	—	11.60	(7.26)	0.61	0.61	0.61	1.30	3,968	60
05-31-21	10.90	0.08	•	4.46	4.54	0.15	0.13	—	0.28	—	15.16	41.89	0.77	0.77	0.77	0.61	4,667	110
05-31-20	10.89	0.15		0.51	0.66	0.15	0.50	—	0.65	—	10.90	5.61	0.78	0.80	0.80	1.38	2,803	109
05-31-19	12.14	0.13	•	(0.42)	(0.29)	0.19	0.77	—	0.96	—	10.89	(1.76)	0.78	0.73	0.73	1.10	1,274	114
Class I
05-31-23	11.66	0.11	•	(0.19)	(0.08)	0.21	0.57	—	0.78	—	10.80	(0.21)	0.24	0.17	0.17	0.99	252	105
05-31-22	15.23	0.30	•	(0.97)	(0.67)	0.39	2.51	—	2.90	—	11.66	(6.93)	0.19	0.19	0.19	2.04	52	60
05-31-21	10.93	0.14	•	4.47	4.61	0.18	0.13	—	0.31	—	15.23	42.50	0.39	0.39	0.39	1.07	160	110
05-31-20	10.91	0.19		0.51	0.70	0.18	0.50	—	0.68	—	10.93	5.90	0.44	0.46	0.46	1.67	122	109
05-31-19	12.15	0.18		(0.43)	(0.25)	0.22	0.77	—	0.99	—	10.91	(1.39)	0.47	0.42	0.42	1.46	125	114
Class R
05-31-23	11.57	0.12	•	(0.27)	(0.15)	0.17	0.57	—	0.74	—	10.68	(0.86)	0.95	0.85	0.85	1.12	183	105
05-31-22	15.15	0.16	•	(0.91)	(0.75)	0.32	2.51	—	2.83	—	11.57	(7.49)	0.86	0.86	0.86	1.16	10	60
05-31-21	10.89	0.04	•	4.45	4.49	0.10	0.13	—	0.23	—	15.15	41.45	1.02	1.02	1.02	0.27	9	110
05-31-20	10.88	0.12		0.52	0.64	0.13	0.50	—	0.63	—	10.89	5.37	1.03	1.05	1.05	1.05	6	109
06-01-18(5)–05-31-19	12.25	0.09	•	(0.51)	(0.42)	0.18	0.77	—	0.95	—	10.88	(2.77)	1.03	0.98	0.98	0.75	6	114
Class R6
05-31-23	11.67	0.20	•	(0.28)	(0.08)	0.21	0.57	—	0.78	—	10.81	(0.19)	0.19	0.17	0.17	1.87	22,187	105
05-31-22	15.24	0.21	•	(0.88)	(0.67)	0.39	2.51	—	2.90	—	11.67	(6.92)	0.19	0.19	0.19	1.53	16,991	60
05-31-21	10.94	0.13	•	4.48	4.61	0.18	0.13	—	0.31	—	15.24	42.45	0.38	0.38	0.38	0.98	10,641	110
05-31-20	10.92	0.18		0.52	0.70	0.18	0.50	—	0.68	—	10.94	5.89	0.44	0.46	0.46	1.57	5,619	109
05-31-19	12.16	0.13	•	(0.38)	(0.25)	0.22	0.77	—	0.99	—	10.92	(1.36)	0.47	0.42	0.42	1.10	3,217	114

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3),(4)	Expenses net of fee waivers and/or recoupments if any(2)(3),(4)	Expenses net of all reductions/ additions(2)(3),(4)	Net investment income (loss)(2)(3),(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2065 Fund
Class A
05-31-23	10.09	0.14	•	(0.22)	(0.08)	0.14	0.32	—	0.46	—	9.55	(0.44)	0.46	0.43	0.43	1.46	1,386	90
05-31-22	12.89	0.16	•	(0.79)	(0.63)	0.30	1.87	—	2.17	—	10.09	(7.12)	0.46	0.46	0.46	1.34	1,246	38
07-29-20(5)–05-31-21	10.00	0.08	•	2.97	3.05	0.14	0.02	—	0.16	—	12.89	30.61	0.67	0.67	0.67	0.82	1,320	87
Class I
05-31-23	10.11	0.14	•	(0.19)	(0.05)	0.17	0.32	—	0.49	—	9.57	(0.20)	0.24	0.21	0.21	1.46	114	90
05-31-22	12.91	0.19	•	(0.79)	(0.60)	0.33	1.87	—	2.20	—	10.11	(6.90)	0.23	0.23	0.23	1.56	71	38
07-29-20(5)–05-31-21	10.00	0.10	•	2.97	3.07	0.14	0.02	—	0.16	—	12.91	30.92	0.42	0.42	0.42	1.02	76	87
Class R
05-31-23	10.06	0.12	•	(0.22)	(0.10)	0.14	0.32	—	0.46	—	9.50	(0.66)	0.71	0.68	0.68	1.29	45	90
05-31-22	12.88	0.09	•	(0.76)	(0.67)	0.28	1.87	—	2.15	—	10.06	(7.40)	0.71	0.71	0.71	0.74	10	38
07-29-20(5)–05-31-21	10.00	0.05	•	2.98	3.03	0.13	0.02	—	0.15	—	12.88	30.40	0.92	0.92	0.92	0.56	7	87
Class R6
05-31-23	10.11	0.17	•	(0.22)	(0.05)	0.17	0.32	—	0.49	—	9.57	(0.16)	0.20	0.17	0.17	1.80	7,396	90
05-31-22	12.91	0.18	•	(0.78)	(0.60)	0.33	1.87	—	2.20	—	10.11	(6.89)	0.21	0.21	0.21	1.53	5,108	38
07-29-20(5)–05-31-21	10.00	0.10	•	2.97	3.07	0.14	0.02	—	0.16	—	12.91	30.92	0.42	0.42	0.42	1.05	4,032	87

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of the Underlying Funds.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of May 31, 2023

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separate active investment series. The ten series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Target In-Retirement Fund (“In-Retirement”), Voya Target Retirement 2025 Fund (“Retirement 2025”), Voya Target Retirement 2030 Fund (“Retirement 2030”), Voya Target Retirement 2035 Fund (“Retirement 2035”), Voya Target Retirement 2040 Fund (“Retirement 2040”), Voya Target Retirement 2045 Fund (“Retirement 2045”), Voya Target Retirement 2050 Fund (“Retirement 2050”), Voya Target Retirement 2055 Fund (“Retirement 2055”), Voya Target Retirement 2060 Fund (“Retirement 2060”), and Voya Target Retirement 2065 Fund (“Retirement 2065”), each a diversified series of the Trust.

Each Fund offers the following classes of shares: Class A, Class I, Class R and Class R6. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or

the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

The investment companies in which the Funds invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the

NOTES TO FINANCIAL STATEMENTS as of May 31, 2023 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as distributions of realized gains from Underlying Funds.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2023 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/ withholding tax reclaim receivables, resulting from changes in the exchange rate.

D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2023, the cost of purchases and the proceeds from the sales of investments were as follows:

	Purchases	Sales
In-Retirement	$66,335,169	$58,731,297
Retirement 2025	97,541,200	80,727,912
Retirement 2030	128,133,164	104,657,399
Retirement 2035	110,838,590	89,516,431
Retirement 2040	84,669,042	67,594,889
Retirement 2045	85,446,109	67,717,264
Retirement 2050	62,126,918	49,627,561
Retirement 2055	53,996,843	41,373,233
Retirement 2060	33,005,654	25,153,635
Retirement 2065	9,215,285	6,649,609

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Funds with advisory and administrative services under a management agreement (the “Bundled Fee Agreement”). Pursuant to this Bundled Fee Agreement, the Investment Adviser is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Fund, including, among other things, custodial, administrative, transfer agency (with the exception of fees paid for omnibus accounts or record keeping services), fund accounting, auditing and ordinary legal expenses. This Bundled Fee Agreement compensates the Investment Adviser with a management fee (a “unified fee”) equal to 0.18% of each Fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2023 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class R shares of each Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A shares and Class R shares of each Fund pays the Distributor a Distribution Fee and/or Service Fee based on average daily net assets at a rate of 0.25% and 0.50%, respectively.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the year ended May 31, 2023, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:
In-Retirement	$227
Retirement 2025	504
Retirement 2030	1,049
Retirement 2035	2,720
Retirement 2040	2,066
Retirement 2045	1,057
Retirement 2050	2,016
Retirement 2055	789
Retirement 2060	849
Retirement 2065	96
Contingent Deferred Sales Charges:
Retirement 2040	$29

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2023, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Funds:

Subsidiary	Fund	Percentage
Voya Institutional Trust Company	In-Retirement	30.08%
	Retirement 2025	27.80
	Retirement 2030	24.95
	Retirement 2035	26.40
	Retirement 2040	21.64
	Retirement 2045	25.04
	Retirement 2050	25.78
	Retirement 2055	24.64
	Retirement 2060	22.85
	Retirement 2065	8.45
Voya Investment Management Co. LLC	Retirement 2065	54.20
Voya Retirement Insurance and Annuity Company	In-Retirement	43.76
	Retirement 2025	44.11
	Retirement 2030	47.72
	Retirement 2035	47.63
	Retirement 2040	48.93
	Retirement 2045	49.93
	Retirement 2050	47.50
	Retirement 2055	49.41
	Retirement 2060	49.28
	Retirement 2065	30.20

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2023, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes,

NOTES TO FINANCIAL STATEMENTS as of May 31, 2023 (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Fund(1)	Class A	Class I	Class R	Class R6
In-Retirement	0.65%	0.40%	0.90%	0.25%
Retirement 2025	0.65%	0.40%	0.90%	0.25%
Retirement 2030	0.65%	0.40%	0.90%	0.25%
Retirement 2035	0.65%	0.40%	0.90%	0.25%
Retirement 2040	0.65%	0.40%	0.90%	0.25%
Retirement 2045	0.65%	0.40%	0.90%	0.25%
Retirement 2050	0.65%	0.40%	0.90%	0.25%
Retirement 2055	0.65%	0.40%	0.90%	0.25%
Retirement 2060	0.65%	0.40%	0.90%	0.25%
Retirement 2065	0.65%	0.40%	0.90%	0.25%

(1)	These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Expense Limitation Agreement is contractual through October 1, 2023 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

Pursuant to new side letter agreements, effective December 1, 2022 through October 1, 2024, the Investment Adviser has further lowered the expense limits for the following Funds. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreements will continue. Termination or modification of these obligations requires approval by the Board.

Fund(1)	Class A	Class I	Class R	Class R6
In-Retirement	0.58%	0.23%	0.83%	0.22%
Retirement 2025	0.52%	0.32%	0.77%	0.23%
Retirement 2030	0.53%	0.28%	0.78%	0.24%
Retirement 2035	0.55%	0.25%	0.80%	0.24%
Retirement 2040	0.58%	0.29%	0.83%	0.25%
Retirement 2045	0.61%	0.25%	0.86%	0.25%
Retirement 2050	0.60%	0.28%	0.85%	0.25%
Retirement 2055	0.65%	0.30%	0.90%	0.25%
Retirement 2060	0.65%	0.25%	0.90%	0.25%
Retirement 2065	0.52%	0.29%	0.77%	0.25%

(1)	Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of May 31, 2023, the Funds will not recoup any previously waived and/or reimbursed fees that were subject to possible recoupment prior to the effective date of the non-recoupable side letter agreements.

NOTE 8 — LINE OF CREDIT

Effective June 13, 2022, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

During the year ended May 31, 2023, the Funds did not utilize the line of credit.

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2023 (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
In-Retirement
Class A
5/31/2023	292,934	—	26,514	(169,975)	149,473	2,842,611	—	247,109	(1,643,484)	1,446,236
5/31/2022	212,308	—	77,657	(217,548)	72,417	2,437,121	—	880,626	(2,500,517)	817,230
Class I
5/31/2023	4,107	—	5,691	(15,947)	(6,149)	39,753	—	53,209	(152,231)	(59,269)
5/31/2022	61,446	—	15,902	(22,716)	54,632	754,630	—	180,966	(268,671)	666,925
Class R
5/31/2023	1,735	—	68	(596)	1,207	16,715	—	638	(5,722)	11,631
5/31/2022	1,472	—	581	(5,435)	(3,382)	17,213	—	6,581	(58,041)	(34,247)
Class R6
5/31/2023	1,483,281	—	136,341	(944,122)	675,500	14,485,461	—	1,274,785	(9,187,465)	6,572,781
5/31/2022	2,062,474	—	275,151	(941,430)	1,396,195	23,956,990	—	3,131,216	(10,620,310)	16,467,896
Retirement 2025
Class A
5/31/2023	503,193	—	48,935	(143,549)	408,579	5,493,303	—	507,947	(1,548,818)	4,452,432
5/31/2022	194,535	—	127,101	(114,120)	207,516	2,569,628	—	1,661,215	(1,506,341)	2,724,502
Class I
5/31/2023	47,936	—	1,594	(11,769)	37,761	507,963	—	16,660	(124,821)	399,802
5/31/2022	23,477	—	537	(22,067)	1,947	335,671	—	7,067	(327,287)	15,451
Class R
5/31/2023	6,829	—	1,633	(8,336)	126	75,308	—	16,916	(91,262)	962
5/31/2022	1,499	—	4,940	(13,797)	(7,358)	20,320	—	64,419	(201,708)	(116,969)
Class R6
5/31/2023	2,146,701	—	241,249	(1,145,165)	1,242,785	23,473,493	—	2,518,638	(12,582,966)	13,409,165
5/31/2022	2,684,780	—	418,952	(942,826)	2,160,906	35,344,270	—	5,505,034	(12,506,427)	28,342,877
Retirement 2030
Class A
5/31/2023	794,758	—	57,058	(157,205)	694,611	9,021,833	—	612,806	(1,775,438)	7,859,201
5/31/2022	270,089	—	121,851	(100,365)	291,575	3,648,639	—	1,670,575	(1,380,377)	3,938,837
Class I
5/31/2023	24,393	—	4,531	(45,729)	(16,805)	273,406	—	48,980	(556,988)	(234,602)
5/31/2022	57,678	—	14,345	(15,210)	56,813	871,196	—	197,963	(227,767)	841,392
Class R
5/31/2023	10,488	—	874	(4,008)	7,354	123,103	—	9,321	(44,636)	87,788
5/31/2022	2,622	—	935	(5)	3,552	38,344	—	12,753	(76)	51,021
Class R6
5/31/2023	2,842,466	—	350,761	(1,555,105)	1,638,122	32,421,044	—	3,788,217	(17,905,350)	18,303,911
5/31/2022	3,088,643	—	457,082	(587,326)	2,958,399	42,659,384	—	6,298,583	(7,913,455)	41,044,512
Retirement 2035
Class A
5/31/2023	649,084	—	57,287	(102,571)	603,800	7,341,248	—	610,106	(1,161,458)	6,789,896
5/31/2022	166,815	—	133,466	(91,188)	209,093	2,380,999	—	1,837,822	(1,312,381)	2,906,440
Class I
5/31/2023	90,964	—	5,459	(13,504)	82,919	991,661	—	58,635	(147,567)	902,729
5/31/2022	26,525	—	4,833	(61,599)	(30,241)	400,744	—	67,086	(955,104)	(487,274)
Class R
5/31/2023	31,199	—	4,707	(1,430)	34,476	357,090	—	49,893	(15,748)	391,235
5/31/2022	104,256	—	977	(51,266)	53,967	1,373,433	—	13,416	(627,517)	759,332
Class R6
5/31/2023	2,681,796	—	384,144	(1,621,327)	1,444,613	30,748,947	—	4,114,183	(18,537,738)	16,325,392
5/31/2022	2,954,204	—	597,811	(683,419)	2,868,596	41,361,782	—	8,279,683	(9,853,256)	39,788,209
Retirement 2040
Class A
5/31/2023	505,744	—	56,902	(51,851)	510,795	6,059,804	—	640,720	(613,801)	6,086,723
5/31/2022	335,396	—	112,522	(92,565)	355,353	4,887,552	—	1,645,076	(1,411,572)	5,121,056
Class I
5/31/2023	24,381	—	1,713	(456)	25,638	287,354	—	19,404	(5,506)	301,252
5/31/2022	24,299	—	4,331	(4,236)	24,394	392,273	—	63,755	(60,320)	395,708
Class R
5/31/2023	56,750	—	2,927	(3,926)	55,751	708,321	—	32,750	(48,518)	692,553
5/31/2022	990	—	231	(4)	1,217	14,765	—	3,362	(66)	18,061
Class R6
5/31/2023	1,993,121	—	269,673	(1,202,433)	1,060,361	23,915,739	—	3,055,402	(14,505,998)	12,465,143
5/31/2022	2,327,902	—	431,716	(597,355)	2,162,263	34,528,307	—	6,354,852	(8,572,295)	32,310,864

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2023 (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2045
Class A
5/31/2023	546,102	—	37,191	(101,819)	481,474	6,495,572	—	413,561	(1,169,509)	5,739,624
5/31/2022	175,409	—	96,906	(43,319)	228,996	2,642,769	—	1,403,200	(672,399)	3,373,570
Class I
5/31/2023	57,681	—	1,370	(8,652)	50,399	668,754	—	15,340	(101,057)	583,037
5/31/2022	5,099	—	3,786	(1,304)	7,581	79,988	—	55,154	(17,252)	117,890
Class R
5/31/2023	18,778	—	839	(1,931)	17,686	229,411	—	9,309	(21,861)	216,859
5/31/2022	95	—	75	—	170	1,200	—	1,085	—	2,285
Class R6
5/31/2023	2,259,935	—	301,883	(1,383,904)	1,177,914	26,949,656	—	3,381,087	(16,584,391)	13,746,352
5/31/2022	2,543,912	—	541,786	(665,337)	2,420,361	36,665,802	—	7,899,239	(9,834,316)	34,730,725
Retirement 2050
Class A
5/31/2023	346,580	—	37,679	(110,294)	273,965	4,112,132	—	418,231	(1,321,296)	3,209,067
5/31/2022	137,731	—	97,769	(65,361)	170,139	2,099,340	—	1,423,514	(1,001,986)	2,520,868
Class I
5/31/2023	55,676	—	2,142	(9,747)	48,071	651,454	—	23,953	(116,883)	558,524
5/31/2022	4,652	—	5,987	(1,058)	9,581	71,073	—	87,712	(16,489)	142,296
Class R
5/31/2023	58,505	—	3,375	(12,395)	49,485	720,892	—	37,328	(143,501)	614,719
5/31/2022	1,178	—	1,657	(1,923)	912	17,581	—	24,094	(32,069)	9,606
Class R6
5/31/2023	1,662,854	—	218,111	(996,731)	884,234	19,639,552	—	2,438,477	(11,910,980)	10,167,049
5/31/2022	1,785,828	—	369,011	(495,638)	1,659,201	26,342,532	—	5,406,011	(7,221,373)	24,527,170
Retirement 2055
Class A
5/31/2023	423,417	—	23,185	(52,038)	394,564	4,899,092	—	251,557	(601,078)	4,549,571
5/31/2022	91,605	—	63,677	(38,455)	116,827	1,400,729	—	902,934	(566,167)	1,737,496
Class I
5/31/2023	31,207	—	1,755	(1,542)	31,420	355,480	—	19,176	(17,995)	356,661
5/31/2022	2,468	—	5,022	(1,219)	6,271	36,937	—	71,658	(20,418)	88,177
Class R
5/31/2023	41,045	—	1,611	(10,729)	31,927	485,360	—	17,300	(120,812)	381,848
5/31/2022	1,821	—	576	(4)	2,393	26,316	—	8,106	(60)	34,362
Class R6
5/31/2023	1,529,497	—	169,114	(912,933)	785,678	17,593,685	—	1,846,726	(10,660,935)	8,779,476
5/31/2022	1,308,834	—	331,153	(274,804)	1,365,183	18,874,429	—	4,725,556	(4,082,632)	19,517,353
Retirement 2060
Class A
5/31/2023	248,049	—	29,468	(52,417)	225,100	2,672,254	—	297,329	(562,632)	2,406,951
5/31/2022	95,434	—	67,066	(128,270)	34,230	1,321,087	—	898,682	(1,725,038)	494,731
Class I
5/31/2023	20,191	—	352	(1,661)	18,882	212,754	—	3,569	(18,097)	198,226
5/31/2022	1,742	—	2,101	(9,911)	(6,068)	25,626	—	28,257	(132,695)	(78,812)
Class R
5/31/2023	22,771	—	1,095	(7,627)	16,239	254,727	—	10,999	(80,642)	185,084
5/31/2022	434	—	180	(349)	265	6,119	—	2,415	(4,449)	4,085
Class R6
5/31/2023	1,088,820	—	124,485	(616,677)	596,628	11,767,023	—	1,262,281	(6,785,516)	6,243,788
5/31/2022	823,709	—	186,618	(252,968)	757,359	10,995,331	—	2,511,883	(3,349,811)	10,157,403
Retirement 2065
Class A
5/31/2023	15,209	—	6,480	(4)	21,685	145,812	—	58,125	(42)	203,895
5/31/2022	1,762	—	19,294	(4)	21,052	21,556	—	224,771	(48)	246,279
Class I
5/31/2023	5,842	—	380	(1,259)	4,963	54,747	—	3,410	(11,860)	46,297
5/31/2022	—	—	1,111	—	1,111	—	—	12,956	—	12,956
Class R
5/31/2023	4,385	—	170	(784)	3,771	41,749	—	1,519	(7,411)	35,857
5/31/2022	327	—	128	(1)	454	3,981	—	1,492	(12)	5,461
Class R6
5/31/2023	350,343	—	33,099	(115,654)	267,788	3,327,375	—	296,895	(1,108,086)	2,516,184
5/31/2022	147,103	—	64,540	(18,755)	192,888	1,661,467	—	752,539	(211,128)	2,202,878

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2023 (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended May 31, 2023		Year Ended May 31, 2022
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
In-Retirement	$1,229,363	$346,378	$3,127,942	$1,071,447
Retirement 2025	1,605,463	1,454,698	3,386,753	3,850,982
Retirement 2030	1,725,840	2,733,484	3,733,789	4,446,085
Retirement 2035	1,611,732	3,221,085	4,510,208	5,687,799
Retirement 2040	1,202,991	2,545,285	4,236,650	3,830,395
Retirement 2045	1,241,610	2,577,687	4,413,288	4,945,390
Retirement 2050	871,327	2,046,662	3,237,341	3,703,990
Retirement 2055	704,925	1,429,834	2,557,681	3,150,573
Retirement 2060	410,886	1,163,292	1,577,126	1,864,111
Retirement 2065	122,596	237,353	850,246	141,512

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2023 were:

	Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards			Total Distributable
	Income	(Depreciation)	Amount	Character	Expiration	Earnings/(Loss)
In-Retirement	$382,449	$(1,518,098)	$(774,969)	Short-term	None	$(6,563,312)
			(4,652,694)	Long-term	None
			$(5,427,663)
Retirement 2025	449,329	(3,017,600)	(1,325,147)	Short-term	None	(8,626,485)
			(4,733,067)	Long-term	None
			$(6,058,214)
Retirement 2030	454,401	(3,475,936)	(1,742,188)	Short-term	None	(11,045,005)
			(6,281,282)	Long-term	None
			$(8,023,470)
Retirement 2035	325,499	(3,853,163)	(1,521,600)	Short-term	None	(11,008,811)
			(5,959,547)	Long-term	None
			$(7,481,147)
Retirement 2040	159,372	(3,206,944)	(1,283,945)	Short-term	None	(8,596,540)
			(4,265,023)	Long-term	None
			$(5,548,968)
Retirement 2045	106,189	(2,851,466)	(1,397,264)	Short-term	None	(8,046,960)
			(3,904,419)	Long-term	None
			$(5,301,683)
Retirement 2050	44,676	(1,822,847)	(878,035)	Short-term	None	(6,222,202)
			(3,565,996)	Long-term	None
			$(4,444,031)
Retirement 2055	37,764	(1,064,107)	(544,308)	Short-term	None	(4,334,104)
			(2,763,453)	Long-term	None
			$(3,307,761)

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2023 (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards			Total Distributable
	Income	(Depreciation)	Amount	Character	Expiration	Earnings/(Loss)
Retirement 2060	$12,094	$(637,796)	$(326,920)	Short-term	None	$(2,619,627)
			(1,667,005)	Long-term	None
			$(1,993,925)
Retirement 2065	4,469	(199,883)	(118,966)	Short-term	None	(575,705)
			(261,325)	Long-term	None
			$(380,291)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2023, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer would be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings ceased to be provided or no longer would be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund.

NOTE 12 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Funds’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Fund’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re- classification, as necessary) of a Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding a Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Fund will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2022 through December 31, 2022, the Program supported the Funds’ ability to honor redemption requests in a timely manner and the Program Administrator’s

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2023 (CONTINUED)

NOTE 12 — LIQUIDITY (continued)

management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks.

NOTE 13 — MARKET DISRUPTION

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund’s service providers.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the Funds’ financial statements.

NOTE 15 — SUBSEQUENT EVENTS

Line of Credit Renewal: Effective June 12, 2023, the funds to which the Credit Agreement is available have entered into a renewed 364-day Credit Agreement with BNY for an aggregate amount of $400,000,000 and will pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2023

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 49.5%
43,236	BNY Mellon High Yield Beta ETF	$2,006,150	4.0
9,852	iShares 20+ Year Treasury Bond ETF	1,014,657	2.0
4,129	iShares Core S&P Mid-Cap ETF	991,868	2.0
5,371	iShares Core S&P Small-Cap ETF	496,442	1.0
71,689	iShares Core U.S. Aggregate Bond ETF	7,066,385	14.0
76,349	Schwab U.S. TIPS ETF	4,024,356	8.0
38,364	Vanguard Emerging Markets ETF	1,498,114	3.0
50,217	Vanguard FTSE Developed Markets ETF	2,241,185	4.5
72,766	Vanguard Short-Term Bond ETF	5,540,403	11.0
	Total Exchange-Traded Funds (Cost $25,678,440)	24,879,560	49.5

MUTUAL FUNDS: 50.4%
	Affiliated Investment Companies: 30.0%
208,621	Voya Global Bond Fund — Class R6	1,516,675	3.0
1,457,311	Voya Intermediate Bond Fund — Class R6	12,620,315	25.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
115,884	Voya Multi-Manager International Factors Fund — Class I	$990,811	2.0
		15,127,801	30.0

	Unaffiliated Investment Companies: 20.4%
222,916	TIAA-CREF S&P 500 Index Fund — Institutional Class	10,231,862	20.4
	Total Mutual Funds (Cost $24,920,466)	25,359,663	50.4
	Total Investments in Securities (Cost $50,598,906)	$50,239,223	99.9
	Assets in Excess of Other Liabilities	30,826	0.1
	Net Assets	$50,270,049	100.0

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$24,879,560	$—	$—	$24,879,560
Mutual Funds	25,359,663	—	—	25,359,663
Total Investments, at fair value	$50,239,223	$—	$—	$50,239,223

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund — Class P3	$1,335,600	$329,850	$(1,833,085)	$167,635	$—	$13,052	$(227,253)	$—
Voya Global Bond Fund — Class R6	—	1,667,654	(122,226)	(28,753)	1,516,675	22,157	154	—
Voya High Yield Bond Fund — Class P3	897,092	259,107	(1,244,317)	88,118	—	42,630	(131,883)	—

See Accompanying Notes to Financial Statements

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2023 (continued)

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$15,127,201	$5,608,292	$(22,228,025)	$1,492,532	$—	$322,864	$(2,298,899)	$—
Voya Intermediate Bond Fund — Class R6	—	18,692,137	(5,981,212)	(90,610)	12,620,315	192,718	21,227	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	905,981	277,535	(1,421,110)	237,594	—	18,491	(356,271)	—
Voya Multi-Manager International Factors Fund — Class I	—	1,270,519	(291,064)	11,356	990,811	—	12,513	—
Voya Multi-Manager International Factors Fund — Class P3	887,721	648,950	(1,576,686)	40,015	—	31,979	(92,559)	—
Voya Short Term Bond Fund — Class P3	5,806,945	1,791,648	(7,769,962)	171,369	—	70,091	(428,278)	—
Voya Short Term Bond Fund — Class R6	—	1,601,365	(1,601,365)	—	—	1,694	(10,893)	—
	$24,960,540	$32,147,057	$(44,069,052)	$2,089,256	$15,127,801	$715,676	$(3,512,142)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $51,757,321.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$654,230
Gross Unrealized Depreciation	(2,172,328)
Net Unrealized Depreciation	$(1,518,098)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2023

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 41.4%
34,303	BNY Mellon High Yield Beta ETF	$1,591,659	2.0
15,633	iShares 20+ Year Treasury Bond ETF	1,610,043	2.0
9,827	iShares Core S&P Mid-Cap ETF	2,360,642	3.0
17,043	iShares Core S&P Small-Cap ETF	1,575,284	2.0
97,503	iShares Core U.S. Aggregate Bond ETF	9,610,871	12.0
75,717	Schwab U.S. TIPS ETF	3,991,043	5.0
60,874	Vanguard Emerging Markets ETF	2,377,130	3.0
150,510	Vanguard FTSE Developed Markets ETF	6,717,261	8.4
41,987	Vanguard Short-Term Bond ETF	3,196,890	4.0
	Total Exchange-Traded Funds (Cost $34,304,990)	33,030,823	41.4

MUTUAL FUNDS: 58.5%
	Affiliated Investment Companies: 27.2%
331,566	Voya Global Bond Fund — Class R6	2,410,483	3.0
1,857,993	Voya Intermediate Bond Fund — Class R6	16,090,217	20.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
169,615	Voya Multi-Manager International Equity Fund — Class I	$1,579,117	2.0
184,732	Voya Multi-Manager International Factors Fund — Class I	1,579,462	2.0
		21,659,279	27.2

	Unaffiliated Investment Companies: 31.3%
544,639	TIAA-CREF S&P 500 Index Fund — Institutional Class	24,998,911	31.3
	Total Mutual Funds (Cost $46,011,539)	46,658,190	58.5
	Total Investments in Securities (Cost $80,316,529)	$79,689,013	99.9
	Assets in Excess of Other Liabilities	49,543	0.1
	Net Assets	$79,738,556	100.0

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$33,030,823	$—	$—	$33,030,823
Mutual Funds	46,658,190	—	—	46,658,190
Total Investments, at fair value	$79,689,013	$—	$—	$79,689,013

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund — Class P3	$1,954,708	$591,008	$(2,786,990)	$241,274	$—	$18,952	$(324,970)	$—
Voya Global Bond Fund — Class R6	—	2,565,923	(110,065)	(45,375)	2,410,483	34,437	(218)	—

See Accompanying Notes to Financial Statements

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2023 (continued)

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$20,190,671	$8,392,428	$(30,355,168)	$1,772,069	$—	$433,064	$(2,765,112)	$—
Voya Intermediate Bond Fund — Class R6	—	26,190,438	(9,990,213)	(110,008)	16,090,217	269,634	10,522	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,326,942	916,246	(2,493,608)	250,420	—	53,339	(354,696)	—
Voya Multi-Manager International Equity Fund — Class I	—	2,021,936	(429,455)	(13,364)	1,579,117	—	6,298	—
Voya Multi-Manager International Equity Fund — Class P3	1,309,028	1,039,298	(2,413,289)	64,963	—	16,283	(59,632)	—
Voya Multi-Manager International Factors Fund — Class I	—	1,996,193	(433,338)	16,607	1,579,462	—	14,612	—
Voya Multi-Manager International Factors Fund — Class P3	1,952,666	1,215,509	(3,189,570)	21,395	—	46,036	(172,276)	—
Voya Short Term Bond Fund — Class P3	—	1,111,623	(1,111,623)	—	—	5,838	(11,051)	—
Voya Short Term Bond Fund — Class R6	—	2,281,728	(2,281,728)	—	—	2,427	(15,782)	—
	$26,734,015	$48,322,330	$(55,595,047)	$2,197,981	$21,659,279	$880,010	$(3,672,305)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $82,706,613.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$815,852
Gross Unrealized Depreciation	(3,833,452)
Net Unrealized Depreciation	$(3,017,600)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2023

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 39.4%
43,428	BNY Mellon High Yield Beta ETF	$2,015,059	2.0
19,791	iShares 20+ Year Treasury Bond ETF	2,038,275	2.0
16,588	iShares Core S&P Mid-Cap ETF	3,984,769	4.0
32,366	iShares Core S&P Small-Cap ETF	2,991,589	3.0
113,153	iShares Core U.S. Aggregate Bond ETF	11,153,492	11.0
38,344	Schwab U.S. TIPS ETF	2,021,112	2.0
102,757	Vanguard Emerging Markets ETF	4,012,661	4.0
190,548	Vanguard FTSE Developed Markets ETF	8,504,158	8.4
39,867	Vanguard Short-Term Bond ETF	3,035,473	3.0
	Total Exchange-Traded Funds (Cost $40,837,046)	39,756,588	39.4

MUTUAL FUNDS: 60.5%
	Affiliated Investment Companies: 24.1%
1,999,907	Voya Intermediate Bond Fund — Class R6	17,319,192	17.1
322,232	Voya Multi-Manager International Equity Fund — Class I	2,999,975	3.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
467,935	Voya Multi-Manager International Factors Fund — Class I	$4,000,844	4.0
		24,320,011	24.1

	Unaffiliated Investment Companies: 36.4%
799,092	TIAA-CREF S&P 500 Index Fund — Institutional Class	36,678,304	36.4
	Total Mutual Funds (Cost $60,036,369)	60,998,315	60.5
	Total Investments in Securities (Cost $100,873,415)	$100,754,903	99.9
	Assets in Excess of Other Liabilities	60,917	0.1
	Net Assets	$100,815,820	100.0

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$39,756,588	$—	$—	$39,756,588
Mutual Funds	60,998,315	—	—	60,998,315
Total Investments, at fair value	$100,754,903	$—	$—	$100,754,903

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$20,702,641	$9,970,943	$(32,560,310)	$1,886,726	$—	$476,697	$(2,889,776)	$—
Voya Intermediate Bond Fund — Class R6	—	30,091,876	(12,651,355)	(121,329)	17,319,192	299,764	13,596	—

See Accompanying Notes to Financial Statements

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2023 (continued)

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	$1,621,475	$1,229,292	$(3,147,486)	$296,719	$—	$70,773	$(434,300)	$—
Voya Multi-Manager International Equity Fund — Class I	—	3,672,966	(647,349)	(25,642)	2,999,975	—	11,205	—
Voya Multi-Manager International Equity Fund — Class P3	2,399,351	1,588,396	(4,295,415)	307,668	—	32,260	(296,921)	—
Voya Multi-Manager International Factors Fund — Class I	—	4,814,666	(859,047)	45,225	4,000,844	—	32,363	—
Voya Multi-Manager International Factors Fund — Class P3	3,977,802	2,469,846	(6,718,112)	270,464	—	122,248	(531,423)	—
Voya Short Term Bond Fund — Class P3	—	1,403,606	(1,403,606)	—	—	7,297	(14,029)	—
Voya Short Term Bond Fund — Class R6	—	2,842,288	(2,842,288)	—	—	2,998	(19,414)	—
	$28,701,269	$58,083,879	$(65,124,968)	$2,659,831	$24,320,011	$1,012,037	$(4,128,699)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $104,230,839.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,109,276
Gross Unrealized Depreciation	(4,585,212)
Net Unrealized Depreciation	$(3,475,936)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2023

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 34.4%
42,540	BNY Mellon High Yield Beta ETF	$1,973,856	2.0
19,387	iShares 20+ Year Treasury Bond ETF	1,996,667	2.0
16,249	iShares Core S&P Mid-Cap ETF	3,903,335	4.0
31,704	iShares Core S&P Small-Cap ETF	2,930,401	3.0
70,534	iShares Core U.S. Aggregate Bond ETF	6,952,536	7.0
125,820	Vanguard Emerging Markets ETF	4,913,271	5.0
230,571	Vanguard FTSE Developed Markets ETF	10,290,384	10.4
13,017	Vanguard Short-Term Bond ETF	991,114	1.0
	Total Exchange-Traded Funds (Cost $35,296,550)	33,951,564	34.4

MUTUAL FUNDS: 65.5%
	Affiliated Investment Companies: 22.1%
1,612,462	Voya Intermediate Bond Fund — Class R6	13,963,922	14.1
420,786	Voya Multi-Manager International Equity Fund — Class I	3,917,518	4.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
458,284	Voya Multi-Manager International Factors Fund — Class I	$3,918,332	4.0
		21,799,772	22.1

	Unaffiliated Investment Companies: 43.4%
932,777	TIAA-CREF S&P 500 Index Fund — Institutional Class	42,814,474	43.4
	Total Mutual Funds (Cost $63,980,767)	64,614,246	65.5
	Total Investments in Securities (Cost $99,277,317)	$98,565,810	99.9
	Assets in Excess of Other Liabilities	59,989	0.1
	Net Assets	$98,625,799	100.0

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$33,951,564	$—	$—	$33,951,564
Mutual Funds	64,614,246	—	—	64,614,246
Total Investments, at fair value	$98,565,810	$—	$—	$98,565,810

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$14,316,059	$6,736,310	$(22,292,941)	$1,240,572	$—	$329,831	$(1,984,526)	$—
Voya Intermediate Bond Fund — Class R6	—	20,323,607	(6,261,400)	(98,285)	13,963,922	213,497	(614)	—

See Accompanying Notes to Financial Statements

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2023 (continued)

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	$1,623,329	$1,371,924	$(3,241,489)	$246,236	$—	$67,668	$(397,884)	$—
Voya Multi-Manager International Equity Fund — Class I	—	4,720,863	(774,188)	(29,157)	3,917,518	—	13,603	—
Voya Multi-Manager International Equity Fund — Class P3	3,201,774	2,287,132	(5,857,667)	368,761	—	41,145	(406,864)	—
Voya Multi-Manager International Factors Fund — Class I	—	4,661,219	(792,558)	49,671	3,918,332	—	27,486	—
Voya Multi-Manager International Factors Fund — Class P3	3,183,677	2,286,347	(5,634,470)	164,446	—	116,826	(367,246)	—
Voya Short Term Bond Fund — Class P3	—	1,433,789	(1,433,789)	—	—	5,903	(3,149)	—
Voya Short Term Bond Fund — Class R6	—	2,901,303	(2,901,303)	—	—	3,261	(20,005)	—
	$22,324,839	$46,722,494	$(49,189,805)	$1,942,244	$21,799,772	$778,131	$(3,139,199)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $102,418,973.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$761,188
Gross Unrealized Depreciation	(4,614,351)
Net Unrealized Depreciation	$(3,853,163)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2023

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 34.4%
34,018	BNY Mellon High Yield Beta ETF	$1,578,435	2.0
15,503	iShares 20+ Year Treasury Bond ETF	1,596,654	2.0
16,242	iShares Core S&P Mid-Cap ETF	3,901,653	5.0
33,804	iShares Core S&P Small-Cap ETF	3,124,504	4.0
16,116	iShares Core U.S. Aggregate Bond ETF	1,588,554	2.0
100,614	Vanguard Emerging Markets ETF	3,928,977	5.0
237,061	Vanguard FTSE Developed Markets ETF	10,580,033	13.4
10,409	Vanguard Short-Term Bond ETF	792,541	1.0
	Total Exchange-Traded Funds (Cost $28,002,795)	27,091,351	34.4
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 65.5%
	Affiliated Investment Companies: 17.1%
830,073	Voya Intermediate Bond Fund — Class R6	$7,188,428	9.1
337,353	Voya Multi-Manager International Equity Fund — Class I	3,140,759	4.0
367,416	Voya Multi-Manager International Factors Fund — Class I	3,141,405	4.0
		13,470,592	17.1

	Unaffiliated Investment Companies: 48.4%
832,630	TIAA-CREF S&P 500 Index Fund — Institutional Class	38,217,699	48.4
	Total Mutual Funds (Cost $51,132,936)	51,688,291	65.5
	Total Investments in Securities (Cost $79,135,731)	$78,779,642	99.9
	Assets in Excess of Other Liabilities	41,189	0.1
	Net Assets	$78,820,831	100.0

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$27,091,351	$—	$—	$27,091,351
Mutual Funds	51,688,291	—	—	51,688,291
Total Investments, at fair value	$78,779,642	$—	$—	$78,779,642

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$6,302,603	$3,403,084	$(10,138,265)	$432,578	$—	$144,871	$(744,299)	$—
Voya Intermediate Bond Fund — Class R6	—	9,372,637	(2,130,557)	(53,652)	7,188,428	100,806	(3,504)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,927,209	1,189,405	(3,566,782)	450,168	—	55,495	(646,899)	—

See Accompanying Notes to Financial Statements

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2023 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Equity Fund — Class I	$—	$3,923,779	$(757,119)	$(25,901)	$3,140,759	$—	$14,879	$—
Voya Multi-Manager International Equity Fund — Class P3	3,168,334	2,301,916	(5,779,346)	309,096	—	33,549	(401,216)	—
Voya Multi-Manager International Factors Fund — Class I	—	3,878,983	(771,387)	33,809	3,141,405	—	31,544	—
Voya Multi-Manager International Factors Fund — Class P3	2,519,872	1,971,797	(4,611,548)	119,879	—	95,620	(261,073)	—
Voya Short Term Bond Fund — Class P3	—	1,108,768	(1,108,768)	—	—	4,621	(2,512)	—
Voya Short Term Bond Fund — Class R6	—	2,270,775	(2,270,775)	—	—	2,403	(15,446)	—
	$13,918,018	$29,421,144	$(31,134,547)	$1,265,977	$13,470,592	$437,365	$(2,028,526)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $81,986,586.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$634,908
Gross Unrealized Depreciation	(3,841,852)
Net Unrealized Depreciation	$(3,206,944)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2023

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 35.4%
35,000	BNY Mellon High Yield Beta ETF	$1,624,000	2.0
15,951	iShares 20+ Year Treasury Bond ETF	1,642,793	2.0
16,711	iShares Core S&P Mid-Cap ETF	4,014,316	5.0
34,779	iShares Core S&P Small-Cap ETF	3,214,623	4.0
144,925	Vanguard Emerging Markets ETF	5,659,321	7.0
280,036	Vanguard FTSE Developed Markets ETF	12,498,008	15.4
	Total Exchange-Traded Funds (Cost $29,477,600)	28,653,061	35.4

MUTUAL FUNDS: 64.5%
	Affiliated Investment Companies: 13.0%
474,176	Voya Intermediate Bond Fund — Class R6	4,106,360	5.0
346,562	Voya Multi-Manager International Equity Fund — Class I	3,226,492	4.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
377,449	Voya Multi-Manager International Factors Fund — Class I	$3,227,193	4.0
		10,560,045	13.0

	Unaffiliated Investment Companies: 51.5%
909,110	TIAA-CREF S&P 500 Index Fund — Institutional Class	41,728,129	51.5
	Total Mutual Funds (Cost $51,673,696)	52,288,174	64.5
	Total Investments in Securities (Cost $81,151,296)	$80,941,235	99.9
	Assets in Excess of Other Liabilities	51,993	0.1
	Net Assets	$80,993,228	100.0

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$28,653,061	$—	$—	$28,653,061
Mutual Funds	52,288,174	—	—	52,288,174
Total Investments, at fair value	$80,941,235	$—	$—	$80,941,235

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$2,576,834	$2,289,328	$(5,014,522)	$148,360	$—	$61,505	$(292,387)	$—
Voya Intermediate Bond Fund — Class R6	—	6,172,412	(2,016,053)	(49,999)	4,106,360	45,482	(6,101)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	2,626,329	1,612,352	(4,872,213)	633,532	—	59,580	(935,792)	—

See Accompanying Notes to Financial Statements

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2023 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Equity Fund — Class I	$—	$4,163,436	$(905,598)	$(31,346)	$3,226,492	$—	$15,477	$—
Voya Multi-Manager International Equity Fund — Class P3	3,238,718	2,881,062	(6,376,686)	256,906	—	36,085	(423,897)	—
Voya Multi-Manager International Factors Fund — Class I	—	4,145,271	(943,540)	25,462	3,227,193	—	35,419	—
Voya Multi-Manager International Factors Fund — Class P3	2,575,493	2,400,826	(5,073,599)	97,280	—	103,274	(288,909)	—
Voya Short Term Bond Fund — Class P3	—	1,239,343	(1,239,343)	—	—	7,914	(22,563)	—
Voya Short Term Bond Fund — Class R6	—	2,297,366	(2,297,366)	—	—	2,434	(15,852)	—
	$11,017,374	$27,201,396	$(28,738,920)	$1,080,195	$10,560,045	$316,274	$(1,934,605)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $83,792,701.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$695,823
Gross Unrealized Depreciation	(3,547,289)
Net Unrealized Depreciation	$(2,851,466)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2023

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 33.3%
11,557	iShares 20+ Year Treasury Bond ETF	$1,190,255	2.0
14,529	iShares Core S&P Mid-Cap ETF	3,490,156	5.9
25,199	iShares Core S&P Small-Cap ETF	2,329,144	4.0
105,003	Vanguard Emerging Markets ETF	4,100,367	7.0
189,806	Vanguard FTSE Developed Markets ETF	8,471,042	14.4
	Total Exchange-Traded Funds (Cost $19,998,030)	19,580,964	33.3

MUTUAL FUNDS: 66.6%
	Affiliated Investment Companies: 13.1%
275,714	Voya Intermediate Bond Fund — Class R6	2,387,682	4.1
252,649	Voya Multi-Manager International Equity Fund — Class I	2,352,159	4.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
343,949	Voya Multi-Manager International Factors Fund — Class I	$2,940,762	5.0
		7,680,603	13.1

	Unaffiliated Investment Companies: 53.5%
686,410	TIAA-CREF S&P 500 Index Fund — Institutional Class	31,506,220	53.5
	Total Mutual Funds (Cost $38,654,482)	39,186,823	66.6
	Total Investments in Securities (Cost $58,652,512)	$58,767,787	99.9
	Assets in Excess of Other Liabilities	39,865	0.1
	Net Assets	$58,807,652	100.0

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$19,580,964	$—	$—	$19,580,964
Mutual Funds	39,186,823	—	—	39,186,823
Total Investments, at fair value	$58,767,787	$—	$—	$58,767,787

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$939,773	$1,400,438	$(2,380,953)	$40,742	$—	$22,721	$(91,171)	$—
Voya Intermediate Bond Fund — Class R6	—	3,152,952	(733,434)	(31,836)	2,387,682	23,471	4,636	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,913,841	1,184,085	(3,603,453)	505,527	—	43,470	(719,895)	—
Voya Multi-Manager International Equity Fund — Class I	—	2,959,966	(586,127)	(21,680)	2,352,159	—	8,786	—

See Accompanying Notes to Financial Statements

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2023 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Equity Fund — Class P3	$2,832,980	$2,099,396	$(5,193,745)	$261,369	$—	$26,343	$(387,081)	$—
Voya Multi-Manager International Factors Fund — Class I	—	3,437,977	(508,494)	11,279	2,940,762	—	14,845	—
Voya Multi-Manager International Factors Fund — Class P3	2,347,670	1,856,548	(4,403,449)	199,231	—	75,265	(366,437)	—
Voya Short Term Bond Fund — Class P3	—	872,960	(872,960)	—	—	5,320	(14,627)	—
Voya Short Term Bond Fund — Class R6	—	1,695,895	(1,695,895)	—	—	1,801	(11,608)	—
	$8,034,264	$18,660,217	$(19,978,510)	$964,632	$7,680,603	$198,391	$(1,562,552)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $60,590,634.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$585,857
Gross Unrealized Depreciation	(2,408,704)
Net Unrealized Depreciation	$(1,822,847)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2023

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 32.9%
9,413	iShares 20+ Year Treasury Bond ETF	$969,445	2.0
11,834	iShares Core S&P Mid-Cap ETF	2,842,763	6.0
20,525	iShares Core S&P Small- Cap ETF	1,897,126	4.0
85,526	Vanguard Emerging Markets ETF	3,339,790	7.0
149,267	Vanguard FTSE Developed Markets ETF	6,661,787	13.9
	Total Exchange-Traded Funds (Cost $16,056,955)	15,710,911	32.9

MUTUAL FUNDS: 67.0%
	Affiliated Investment Companies: 13.5%
223,723	Voya Intermediate Bond Fund — Class R6	1,937,441	4.1
229,840	Voya Multi-Manager International Equity Fund — Class I	2,139,814	4.5
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
278,143	Voya Multi-Manager International Factors Fund — Class I	$2,378,123	4.9
		6,455,378	13.5

	Unaffiliated Investment Companies: 53.5%
557,157	TIAA-CREF S&P 500 Index Fund — Institutional Class	25,573,511	53.5
	Total Mutual Funds (Cost $31,243,884)	32,028,889	67.0
	Total Investments in Securities (Cost $47,300,839)	$47,739,800	99.9
	Assets in Excess of Other Liabilities	34,017	0.1
	Net Assets	$47,773,817	100.0

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$15,710,911	$—	$—	$15,710,911
Mutual Funds	32,028,889	—	—	32,028,889
Total Investments, at fair value	$47,739,800	$—	$—	$47,739,800

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$355,655	$1,021,535	$(1,389,279)	$12,089	$—	$9,653	$(33,675)	$—
Voya Intermediate Bond Fund — Class R6	—	2,182,080	(218,840)	(25,799)	1,937,441	15,237	379	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,447,850	1,135,475	(2,980,510)	397,185	—	35,699	(562,535)	—
Voya Multi-Manager International Equity Fund — Class I	—	3,171,674	(1,000,524)	(31,336)	2,139,814	—	19,750	—

See

See Accompanying Notes to Financial Statements

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2023 (continued)

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Equity Fund — Class P3	$2,143,058	$1,951,210	$(4,313,879)	$219,611	$—	$26,815	$(276,998)	$—
Voya Multi-Manager International Factors Fund — Class I	—	2,979,905	(617,550)	15,768	2,378,123	—	20,360	—
Voya Multi-Manager International Factors Fund — Class P3	1,775,452	1,762,613	(3,678,228)	140,163	—	76,957	(246,754)	—
Voya Short Term Bond Fund — Class P3	—	681,281	(681,281)	—	—	4,123	(11,482)	—
Voya Short Term Bond Fund — Class R6	—	1,289,960	(1,289,960)	—	—	1,369	(8,857)	—
	$5,722,015	$16,175,733	$(16,170,051)	$727,681	$6,455,378	$169,853	$(1,099,812)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $48,803,907.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$848,004
Gross Unrealized Depreciation	(1,912,111)
Net Unrealized Depreciation	$(1,064,107)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2023

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 32.4%
5,649	iShares 20+ Year Treasury Bond ETF	$581,791	2.0
7,102	iShares Core S&P Mid-Cap ETF	1,706,042	6.0
12,317	iShares Core S&P Small-Cap ETF	1,138,460	4.0
51,324	Vanguard Emerging Markets ETF	2,004,202	7.0
86,376	Vanguard FTSE Developed Markets ETF	3,854,961	13.4
	Total Exchange-Traded Funds (Cost $9,448,460)	9,285,456	32.4

MUTUAL FUNDS: 67.5%
	Affiliated Investment Companies: 14.0%
100,835	Voya Intermediate Bond Fund — Class R6	873,227	3.0
153,639	Voya Multi-Manager International Equity Fund — Class I	1,430,382	5.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
200,789	Voya Multi-Manager International Factors Fund — Class I	$1,716,748	6.0
		4,020,357	14.0

	Unaffiliated Investment Companies: 53.5%
334,754	TIAA-CREF S&P 500 Index Fund — Institutional Class	15,365,202	53.5
	Total Mutual Funds (Cost $18,772,488)	19,385,559	67.5
	Total Investments in Securities (Cost $28,220,948)	$28,671,015	99.9
	Assets in Excess of Other Liabilities	40,683	0.1
	Net Assets	$28,711,698	100.0

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,285,456	$—	$—	$9,285,456
Mutual Funds	19,385,559	—	—	19,385,559
Total Investments, at fair value	$28,671,015	$—	$—	$28,671,015

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class R6	$—	$1,254,358	$(366,734)	$(14,397)	$873,227	$4,749	$223	$—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	859,334	746,760	(1,819,631)	213,537	—	20,812	(312,661)	—
Voya Multi-Manager International Equity Fund — Class I	—	1,784,520	(341,243)	(12,895)	1,430,382	—	6,794	—
Voya Multi-Manager International Equity Fund — Class P3	1,484,415	1,258,760	(2,921,904)	178,729	—	15,716	(233,323)	—

See Accompanying Notes to Financial Statements

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2023 (continued)

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Factors Fund — Class I	$—	$1,939,725	$(241,581)	$18,604	$1,716,748	$—	$7,530	$—
Voya Multi-Manager International Factors Fund — Class P3	1,054,267	1,039,587	(2,163,983)	70,129	—	44,907	(127,920)	—
Voya Short Term Bond Fund — Class P3	—	404,132	(404,132)	—	—	2,593	(7,321)	—
Voya Short Term Bond Fund — Class R6	—	763,406	(763,406)	—	—	810	(5,241)	—
	$3,398,016	$9,191,248	$(9,022,614)	$453,707	$4,020,357	$89,587	$(671,919)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $29,308,811.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$643,965
Gross Unrealized Depreciation	(1,281,761)
Net Unrealized Depreciation	$(637,796)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2065 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2023

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 32.5%
1,768	iShares 20+ Year Treasury Bond ETF	$182,086	2.0
2,222	iShares Core S&P Mid-Cap ETF	533,769	6.0
3,855	iShares Core S&P Small-Cap ETF	356,318	4.0
16,062	Vanguard Emerging Markets ETF	627,221	7.0
27,031	Vanguard FTSE Developed Markets ETF	1,206,393	13.5
	Total Exchange-Traded Funds (Cost $2,987,167)	2,905,787	32.5

MUTUAL FUNDS: 67.4%
	Affiliated Investment Companies: 13.9%
31,340	Voya Intermediate Bond Fund — Class R6	271,404	3.0
47,639	Voya Multi-Manager International Equity Fund — Class I	443,520	5.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
62,269	Voya Multi-Manager International Factors Fund — Class I	$532,402	5.9
		1,247,326	13.9

	Unaffiliated Investment Companies: 53.5%
104,188	TIAA-CREF S&P 500 Index Fund — Institutional Class	4,782,215	53.5
	Total Mutual Funds (Cost $5,972,245)	6,029,541	67.4
	Total Investments in Securities (Cost $8,959,412)	$8,935,328	99.9
	Assets in Excess of Other Liabilities	6,414	0.1
	Net Assets	$8,941,742	100.0

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,905,787	$—	$—	$2,905,787
Mutual Funds	6,029,541	—	—	6,029,541
Total Investments, at fair value	$8,935,328	$—	$—	$8,935,328

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class R6	$—	$380,340	$(104,479)	$(4,457)	$271,404	$1,342	$(650)	$—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	262,882	190,545	(527,536)	74,109	—	6,228	(103,853)	—
Voya Multi-Manager International Equity Fund — Class I	—	542,124	(94,853)	(3,751)	443,520	—	1,943	—
Voya Multi-Manager International Equity Fund — Class P3	453,986	288,971	(846,092)	103,135	—	4,700	(120,094)	—

See Accompanying Notes to Financial Statements

Voya Target Retirement 2065 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2023 (continued)

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Factors Fund — Class I	$—	$627,700	$(102,526)	$7,228	$532,402	$—	$4,142	$—
Voya Multi-Manager International Factors Fund — Class P3	322,456	235,098	(590,525)	32,971	—	13,424	(50,981)	—
Voya Short Term Bond Fund — Class P3	—	118,634	(118,634)	—	—	727	(2,014)	—
Voya Short Term Bond Fund — Class R6	—	230,546	(230,546)	—	—	245	(1,578)	—
	$1,039,324	$2,613,958	$(2,615,191)	$209,235	$1,247,326	$26,666	$(273,085)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $9,135,211.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$65,503
Gross Unrealized Depreciation	(265,386)
Net Unrealized Depreciation	$(199,883)

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended May 31, 2023 were as follows:

Fund Name	Type	Per Share Amount
Voya Target In-Retirement Fund
Class A	NII	$0.1799
Class I	NII	$0.2194
Class R	NII	$0.1359
Class R6	NII	$0.2205
All Classes	STCG	$0.0372
All Classes	LTCG	$0.0706
Voya Target Retirement 2025 Fund
Class A	NII	$0.1925
Class I	NII	$0.2230
Class R	NII	$0.1614
Class R6	NII	$0.2241
All Classes	STCG	$0.0317
All Classes	LTCG	$0.2265
Voya Target Retirement 2030 Fund
Class A	NII	$0.1946
Class I	NII	$0.2228
Class R	NII	$0.1823
Class R6	NII	$0.2291
All Classes	LTCG	$0.3549
Voya Target Retirement 2035 Fund
Class A	NII	$0.1845
Class I	NII	$0.2197
Class R	NII	$0.1650
Class R6	NII	$0.2203
All Classes	LTCG	$0.4296
Voya Target Retirement 2040 Fund
Class A	NII	$0.1867
Class I	NII	$0.2200
Class R	NII	$0.1855
Class R6	NII	$0.2248
All Classes	LTCG	$0.4605
Fund Name	Type	Per Share Amount
Voya Target Retirement 2045 Fund
Class A	NII	$0.1789
Class I	NII	$0.2219
Class R	NII	$0.1828
Class R6	NII	$0.2221
All Classes	STCG	$0.0026
All Classes	LTCG	$0.4562
Voya Target Retirement 2050 Fund
Class A	NII	$0.1791
Class I	NII	$0.2191
Class R	NII	$0.1761
Class R6	NII	$0.2232
All Classes	LTCG	$0.5071
Voya Target Retirement 2055 Fund
Class A	NII	$0.1783
Class I	NII	$0.2171
Class R	NII	$0.1783
Class R6	NII	$0.2237
All Classes	LTCG	$0.4414
Voya Target Retirement 2060 Fund
Class A	NII	$0.1686
Class I	NII	$0.2090
Class R	NII	$0.1694
Class R6	NII	$0.2116
All Classes	LTCG	$0.5743
Voya Target Retirement 2065 Fund
Class A	NII	$0.1447
Class I	NII	$0.1668
Class R	NII	$0.1434
Class R6	NII	$0.1700
All Classes	LTCG	$0.3207

NII — Net investment income

STCG — Short-term capital gain

LTCG — Long-term capital gain

Of the ordinary distributions made during the year ended May 31, 2023, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Target In-Retirement Fund	11.96%
Voya Target Retirement 2025 Fund	19.94%
Voya Target Retirement 2030 Fund	24.81%
Voya Target Retirement 2035 Fund	30.59%
Voya Target Retirement 2040 Fund	39.40%
Voya Target Retirement 2045 Fund	43.89%
Voya Target Retirement 2050 Fund	48.07%
Voya Target Retirement 2055 Fund	49.16%
Voya Target Retirement 2060 Fund	51.16%
Voya Target Retirement 2065 Fund	50.54%

For the year ended May 31, 2023, the following are percentages of ordinary distributions paid by the Funds that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:

Voya Target In-Retirement Fund	20.63%
Voya Target Retirement 2025 Fund	38.01%
Voya Target Retirement 2030 Fund	49.44%
Voya Target Retirement 2035 Fund	61.11%
Voya Target Retirement 2040 Fund	76.33%
Voya Target Retirement 2045 Fund	85.76%
Voya Target Retirement 2050 Fund	91.79%
Voya Target Retirement 2055 Fund	93.34%
Voya Target Retirement 2060 Fund	95.96%
Voya Target Retirement 2065 Fund	95.65%

TAX INFORMATION (Unaudited) (continued)

The Funds designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Target In-Retirement Fund	$346,378
Voya Target Retirement 2025 Fund	$1,454,698
Voya Target Retirement 2030 Fund	$2,733,484
Voya Target Retirement 2035 Fund	$3,221,085
Voya Target Retirement 2040 Fund	$2,545,285
Voya Target Retirement 2045 Fund	$2,577,687
Voya Target Retirement 2050 Fund	$2,046,662
Voya Target Retirement 2055 Fund	$1,429,834
Voya Target Retirement 2060 Fund	$1,163,292
Voya Target Retirement 2065 Fund	$237,353

The Funds designate the following amounts as Section 199A dividends:

Voya Target In-Retirement Fund	$251
Voya Target Retirement 2025 Fund	$5,933
Voya Target Retirement 2030 Fund	$6,422
Voya Target Retirement 2035 Fund	$6,306
Voya Target Retirement 2040 Fund	$5,365
Voya Target Retirement 2045 Fund	$5,496
Voya Target Retirement 2050 Fund	$4,638
Voya Target Retirement 2055 Fund	$3,627
Voya Target Retirement 2060 Fund	$2,146
Voya Target Retirement 2065 Fund	$664

The Regulated Investment Company Modernization Act of 2010 allows qualified fund-of-funds to elect to pass through the ability to take foreign tax credits (or deductions) to the extent that foreign taxes are passed through from underlying funds. A qualified fund-of-funds is a regulated investment company that has at least 50% of the value of its total assets invested in other regulated investment companies at the end of each quarter of the taxable year. Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2023:

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*
Voya Target In-Retirement Fund	$14,215	$0.0027	6.94%
Voya Target Retirement 2025 Fund	$41,589	$0.0057	16.08%
Voya Target Retirement 2030 Fund	$64,972	$0.0073	19.02%
Voya Target Retirement 2035 Fund	$74,551	$0.0086	24.56%
Voya Target Retirement 2040 Fund	$62,761	$0.0096	28.71%
Voya Target Retirement 2045 Fund	$71,115	$0.0105	33.58%
Voya Target Retirement 2050 Fund	$51,000	$0.0103	33.89%
Voya Target Retirement 2055 Fund	$42,977	$0.0105	32.69%
Voya Target Retirement 2060 Fund	$24,958	$0.0094	32.89%
Voya Target Retirement 2065 Fund	$7,567	$0.0081	33.10%

*	None of the Funds listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about Trustees of the Trust and is available, without charge, upon request at (800) 992-0180.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee

Independent Trustees:

Colleen D. Baldwin (1960) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258	Chairperson Trustee	January 2020–Present July 2007–Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009–Present).	138	Stanley Global Engineering (2020–Present).

John V. Boyer (1953) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258	Trustee	May 2007–Present	Retired. Formerly, President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008– December 2019).	138	None.

Patricia W. Chadwick (1948) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258	Trustee	May 2007–Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000– Present).	138	The Royce Funds (22 funds) (December 2009– Present). AMICA Mutual Insurance Company (1992– Present).

Martin J. Gavin (1950) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258	Trustee	August 2015–Present	Retired.	138	None.

Joseph E. Obermeyer (1957) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258	Trustee	May 2013–Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999–Present).	138	None.

Sheryl K. Pressler (1950) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258	Trustee	May 2007–Present	Consultant (May 2001–Present).	138	Centerra Gold Inc. (May 2008– Present).

Christopher P. Sullivan (1954) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258	Trustee	October 2015–Present	Retired.	138	None.

(1)	Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an “interested person” as defined in the 1940 Act, of each Fund (“Independent Trustee”) is subject to the Board’s retirement policy which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 75. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for the purposes of appointing a successor to the Independent Trustee or otherwise comply under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

(2)	For the purposes of this table, “Fund Complex” means the Voya family of funds including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Credit Income Fund; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Government Money Market Portfolio; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya Investors Trust; Voya Mutual Funds; Voya Partners, Inc.; Voya Separate Portfolios Trust; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of June 30, 2023.

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years

Andy Simonoff (1973) 5780 Powers Ferry Road NW Atlanta, Georgia 30327	President and Chief Executive Officer	January 2023–Present	Director, President and Chief Executive Officer, Voya Funds Services, LLC, Voya Capital, LLC and Voya Investments, LLC (January 2023– Present); Managing Director, Chief Strategy and Transformation Officer, Voya Investment Management (January 2020–Present). Formerly, Managing Director, Head of Business Management, Voya Investment Management (March 2019–January 2020); Managing Director, Head of Business Management, Fixed Income, Voya Investment Management (November 2015–March 2019).

Jonathan Nash (1967) 230 Park Avenue New York, New York 10169	Executive Vice President and Chief Investment Risk Officer	March 2020–Present	Executive Vice President and Chief Investment Risk Officer, Voya Investments, LLC (March 2020–Present); Senior Vice President, Investment Risk Management, Voya Investment Management (March 2017–Present). Formerly, Vice President, Voya Investments, LLC (September 2018–March 2020).

James M. Fink (1958) 5780 Powers Ferry Road NW Atlanta, Georgia 30327	Executive Vice President	March 2018–Present	Senior Vice President, Voya Investments Distributor, LLC (April 2018–Present); Managing Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018–Present); Chief Administrative Officer, Voya Investment Management (September 2017–Present).

Steven Hartstein (1963) 230 Park Avenue New York, New York 10169	Chief Compliance Officer	December 2022–Present	Senior Vice President, Voya Investment Management (December 2022–Present). Formerly, Head of Funds Compliance, Brighthouse Financial, Inc. and Chief Compliance Officer – Brighthouse Funds and Brighthouse Investment Advisers, LLC (March 2017–December 2022).

Todd Modic (1967) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258	Senior Vice President, Chief/ Principal Financial Officer and Assistant Secretary	March 2007–Present	Director and Senior Vice President, Voya Capital, LLC, and Voya Funds Services, LLC (September 2022–Present); Director, Voya Investments, LLC (September 2022–Present); Senior Vice President, Voya Investments, LLC (April 2005–Present). Formerly, President, Voya Funds Services, LLC (March 2018– September 2022).

Kimberly A. Anderson (1964) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258	Senior Vice President	March 2007–Present	Senior Vice President, Voya Investments, LLC (September 2003–Present).

Sara M. Donaldson (1959) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258	Senior Vice President	June 2022–Present	Senior Vice President, Voya Investments, LLC (February 2022–Present); Senior Vice President, Head of Active Ownership, Voya Investment Management (September 2021–Present). Formerly, Vice President, Voya Investments, LLC (October 2015–February 2022); Vice President, Head of Proxy Voting, Voya Investment Management (October 2015–August 2021).

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years

Andrew K. Schlueter (1976) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258	Senior Vice President	June 2022–Present	Senior Vice President, Head of Investment Operations Support, Voya Investment Management (April 2023–Present); Vice President, Voya Investments Distributor, LLC (April 2018–Present); Vice President, Voya Investments, LLC and Voya Funds Services, LLC (March 2018–Present); Formerly, Senior Vice President, Head of Mutual Fund Operations, Voya Investment Management (March 2022–March 2023); Vice President, Head of Mutual Fund Operations, Voya Investment Management (February 2018– February 2022).

Joanne F. Osberg (1982) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258	Senior Vice President Secretary	March 2023–Present September 2020–Present	Senior Vice President and Chief Counsel, Voya Investment Management – Mutual Fund Legal Department, Senior Vice President and Secretary, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2023–Present). Formerly, Secretary, Voya Capital, LLC (August 2022–March 2023); Vice President and Secretary, Voya Investments, LLC and Voya Funds Services, LLC, Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (September 2020–March 2023). Vice President and Counsel, Voya Investment Management – Mutual Fund Legal Department (January 2013–September 2020).

Robert Terris (1970) 5780 Powers Ferry Road NW Atlanta, Georgia 30327	Senior Vice President	March 2007–Present	Senior Vice President, Voya Investments Distributor, LLC (April 2018–Present); Senior Vice President, Head of Investment Services, Voya Investments, LLC (April 2018–Present); Senior Vice President, Head of Investment Services, Voya Funds Services, LLC (March 2006–Present).

Fred Bedoya (1973) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258	Vice President Principal Accounting Officer and Treasurer	September 2012–Present	Vice President, Voya Investments, LLC (October 2015–Present); Vice President, Voya Funds Services, LLC (July 2012–Present).

Robyn L. Ichilov (1967) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258	Vice President	March 2007–Present	Vice President, Voya Investments, LLC (August 1997–Present); Vice President, Voya Funds Services, LLC (November 1995–Present).

Jason Kadavy (1976) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258	Vice President	September 2012–Present	Vice President, Voya Investments, LLC (October 2015–Present); Vice President, Voya Funds Services, LLC (July 2007–Present).

Erica McKenna (1972) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258	Vice President	June 2022–Present	Vice President, Head of Mutual Fund Compliance, and Chief Compliance Officer, Voya Investments, LLC (May 2022–Present). Formerly, Vice President, Fund Compliance Manager, Voya Investments, LLC (March 2021– May 2022); Assistant Vice President, Fund Compliance Manager, Voya Investments, LLC (December 2016–March 2021).

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years

Craig Wheeler (1969) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258	Vice President	May 2013–Present	Vice President – Director of Tax, Voya Investments, LLC (October 2015–Present).

Nicholas C.D. Ward (1993) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258	Assistant Vice President and Assistant Secretary	June 2022–Present	Counsel, Voya Investment Management – Mutual Fund Legal Department (November 2021–Present). Formerly, Associate, Dechert LLP (October 2018–November 2021).

Gizachew Wubishet (1976) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258	Assistant Vice President and Assistant Secretary	June 2022–Present	Assistant Vice President and Counsel, Voya Investment Management – Mutual Fund Legal Department (May 2019–Present). Formerly, Attorney, Ropes & Gray LLP (October 2011– April 2019).

Monia Piacenti (1976) One Orange Way Windsor, Connecticut 06095	Anti-Money Laundering Officer	June 2018–Present	Compliance Consultant, Voya Financial, Inc. (January 2019–Present); Anti-Money Laundering Officer, Voya Investments Distributor, LLC, Voya Investment Management and Voya Investment Management Trust Co. (June 2018–Present); Formerly, Senior Compliance Officer, Voya Investment Management (December 2009– December 2018).

(1)	The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

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Investment Adviser

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, New York 10286

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com	167983	(0523-072623)

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 13(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, and Joseph E. Obermeyer are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Obermeyer are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Fund during the Fund’s fiscal year ended May 31, 2023 and May 31, 2022.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by EY, the principal accountant for each respective audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years $201,600 for the year ended May 31, 2023 and $180,000 for the year ended May 31, 2022.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of each respective audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended May 31, 2023 and $0 for the year ended May 31, 2022.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $68,750 for the year ended May 31, 2023 and $30,000 for the year ended May 31, 2022. Such services included review of excise distribution calculations (if applicable), preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended May 31, 2023 and $0 for the year ended May 31, 2022.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved: November 17, 2022

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2023 through December 31, 2023

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $840 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2023 through December 31, 2023

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2023 through December 31, 2023

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2023 through December 31, 2023

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2023 through December 31, 2023

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:     January 1, 2023 to December 31, 2023

•	Bookkeeping or other services related to the accounting records or financial statements of the Funds

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA BALANCED PORTFOLIO, INC.

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST

VOYA STRATEGIC ALLOCATIONS PORTFOLIOS, INC.

VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to the Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended May 31, 2023 and May 31, 2022; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2023	2022
Voya Separate Portfolios Trust	$68,750	$30,000
Voya Investments, LLC (1)	$14,318,082	$13,014239

(1) The Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: August 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: August 8, 2023

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: August 8, 2023